UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity® Strategic Real Return Fund	-2.41%	4.74%	3.63%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending September 30, 2013, as accommodative monetary policies helped stimulate incremental growth in several key markets. Uncertainty during the summer over when the U.S. Federal Reserve may begin tapering its sustaining bond-buying program and the potential for a U.S.-led military strike on Syria, as well as the near-term possibility of a government shutdown and a contentious debt-ceiling battle in Washington, couldn't quell investors' upbeat sentiment and willingness to take on more risk in pursuit of higher returns. Among the asset classes that constitute the Fidelity Strategic Real Return Composite IndexSM, floating-rate bank debt gained the most over the past year, with the S&P®/LSTA Leveraged Performing Loan Index rising 5.07%. Demand for riskier assets also buoyed real estate equities, which posted a 4.78% gain, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. However, real estate fixed-income securities struggled to stay positive, as bonds of all types struggled amid Fed tapering concerns, and The BofA Merrill LynchSM US Real Estate Index returned only 0.77%. Government-issued inflation-linked bonds and commodities faced stiff headwinds as well, as reflected in the -6.10% and -14.35% returns of the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) and the Dow Jones-UBS Commodity Index Total ReturnSM, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity® Strategic Real Return Fund: For the year, the fund's Retail Class shares returned -2.41%, outpacing both the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). On an absolute basis, the fund was dragged down mainly by its exposure to commodities, which suffered from lackluster demand, and TIPS, hurt by rising interest rates and diminished inflation expectations. From a relative perspective, our asset allocation decisions, in aggregate, benefited performance. We overweighted real estate income and underweighted real estate equities. While our overweighting here was a big positive, our lighter-than-benchmark stake in the outperforming real estate equities sleeve offset much of the gain. Our decision to underweight commodities also helped. Results were primarily driven by security selection within the fund's real estate income and floating-rate bank-loan securities subportfolios. Selection in the real estate income sleeve made by far the largest contribution to the fund's relative results and had the biggest absolute return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 961.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.05%
Actual		$ 1,000.00	$ 960.00	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class B	1.74%
Actual		$ 1,000.00	$ 957.40	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 957.00	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 962.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Institutional Class	.82%
Actual		$ 1,000.00	$ 962.30	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2013	As of March 31, 2013
Commodity Related Investments*	23.4%	23.7%
Inflation-Protected Investments	27.7%	28.9%
Floating Rate High Yield**	27.1%	25.2%
Real Estate Related Investments	21.1%	21.0%
Cash & Cash Equivalents	0.8%	1.1%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.7%	U.S. Government and U.S. Government Agency Obligations 28.9%
AAA 0.2%	AAA 0.0%
AA 0.2%	AA 0.3%
A 0.4%	A 0.4%
BBB 1.2%	BBB 1.0%
BB and Below 25.5%	BB and Below 22.8%
Not Rated 4.0%	Not Rated 4.8%
Equities† 38.6%	Equities†† 39.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	Stocks 15.2%		Stocks 15.3%
	U.S. Government and U.S. Government Agency Obligations 27.7%		U.S. Government and U.S. Government Agency Obligations 28.9%
	Corporate Bonds 3.1%		Corporate Bonds 3.2%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 0.9%
	Floating Rate Loans 25.6%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments† 23.4%		Other Investments†† 23.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	4.0%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.7%	** U.S. Treasury Inflation-Indexed Securities	28.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.3%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 122,656
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (g)		590,000	550,175
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	713,125
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Northstar Realty Finance LP 5.375% 6/15/33 (g)		600,000	612,540
Redwood Trust, Inc. 4.625% 4/15/18		500,000	528,150
Starwood Property Trust, Inc. 4% 1/15/19		500,000	519,063
			3,414,878
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (g)		550,000	558,938
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
			559,658
TOTAL FINANCIALS			4,524,711
TOTAL CONVERTIBLE BONDS			4,647,367
Nonconvertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)(h)		250,000	247,188
Times Square Hotel Trust 8.528% 8/1/26 (g)		577,535	740,203
			987,391
Household Durables - 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	117,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,010
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
5.875% 1/15/15		$ 284,000	$ 295,360
8% 3/15/20		140,000	151,200
9.1% 9/15/17		550,000	633,875
Lennar Corp.:
4.125% 12/1/18		260,000	248,300
5.6% 5/31/15		284,000	300,827
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,269,575
Meritage Homes Corp. 7% 4/1/22		470,000	498,200
Ryland Group, Inc. 8.4% 5/15/17		129,000	148,673
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,647,540
10.75% 9/15/16		301,000	359,695
William Lyon Homes, Inc. 8.5% 11/15/20		190,000	200,450
			6,077,305
TOTAL CONSUMER DISCRETIONARY			7,064,696
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	524,510
			748,360
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	281,749
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	236,036
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	670,558
9.625% 3/15/16		526,000	623,986
DuPont Fabros Technology LP 5.875% 9/15/21 (g)		300,000	300,000
Equity One, Inc.:
5.375% 10/15/15		95,000	102,482
6% 9/15/16		189,000	210,977
6.25% 1/15/17		189,000	210,916
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,094
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6.3% 9/15/16		$ 900,000	$ 1,017,897
7.072% 6/8/15		95,000	104,300
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	164,689
6.5% 1/17/17		119,000	133,554
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	668,109
Hospitality Properties Trust:
5.625% 3/15/17		292,000	317,491
6.7% 1/15/18		189,000	212,063
7.875% 8/15/14		95,000	97,443
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,061,470
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	284,213
9% 6/1/17		395,000	448,325
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	484,048
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	172,125
National Retail Properties, Inc. 6.875% 10/15/17		379,000	440,580
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	205,538
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
ProLogis LP 7.625% 7/1/17		297,000	345,980
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,315
Senior Housing Properties Trust 6.75% 4/15/20		134,000	146,685
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	99,658
5.25% 1/15/16		189,000	203,403
			11,624,739
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	296,636
6% 4/1/16		189,000	207,326
7.5% 5/15/15		95,000	104,099
CB Richard Ellis Services, Inc. 5% 3/15/23		270,000	253,125
Colonial Properties Trust 6.25% 6/15/14		302,000	313,090
Colonial Realty LP 6.05% 9/1/16		284,000	316,656
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP 5.75% 1/15/16		$ 189,000	$ 200,491
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	347,156
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	637,200
Regency Centers LP 5.875% 6/15/17		114,000	127,021
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,931
			2,950,731
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,639,067	4,175,160
TOTAL FINANCIALS			19,498,990
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,138
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	571,900
TOTAL HEALTH CARE			781,038
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	172,631
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	414,322
TOTAL NONCONVERTIBLE BONDS			27,931,677
TOTAL CORPORATE BONDS (Cost $31,321,382)			32,579,044
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		3,759,237	3,087,860
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,373,618	$ 7,181,031
1.75% 1/15/28		7,666,878	8,598,878
2% 1/15/26		11,425,539	13,200,965
2.125% 2/15/40		5,175,712	6,131,195
2.125% 2/15/41		7,314,225	8,678,781
2.375% 1/15/25		11,523,693	13,771,712
2.375% 1/15/27		13,651,960	16,449,546
2.5% 1/15/29		6,025,344	7,417,060
3.625% 4/15/28		6,314,261	8,742,290
3.875% 4/15/29		9,452,093	13,572,988
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,987,436	16,418,345
0.125% 4/15/17		12,392,823	12,789,294
0.125% 4/15/18		6,821,010	7,032,570
0.125% 1/15/22		16,461,517	16,271,830
0.125% 7/15/22		15,795,379	15,574,496
0.125% 1/15/23		18,418,400	17,932,044
0.375% 7/15/23		11,844,368	11,791,625
0.5% 4/15/15		10,570,867	10,807,887
0.625% 7/15/21		9,505,008	9,903,401
1.125% 1/15/21		14,709,496	15,848,908
1.25% 7/15/20		21,413,631	23,450,426
1.375% 7/15/18		5,349,089	5,877,728
1.375% 1/15/20		12,625,611	13,860,055
1.625% 1/15/15		9,576,384	9,904,078
1.625% 1/15/18		3,436,492	3,780,275
1.875% 7/15/15		12,684,223	13,400,184
1.875% 7/15/19		14,501,235	16,442,472
2% 1/15/16		7,808,864	8,356,094
2.125% 1/15/19		6,397,440	7,267,594
2.375% 1/15/17		8,345,696	9,263,071
2.5% 7/15/16		20,393,425	22,520,398
2.625% 7/15/17		9,718,725	11,037,585
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $383,248,809)			386,362,666
Asset-Backed Securities - 1.0%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5393% 3/23/19 (g)(i)		$ 61,168	$ 61,168
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		100,692	101,699
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (g)(i)		126,051	121,009
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,069,411	1,058,717
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (g)(i)		257,802	244,912
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	268,449
Series 2002-2 Class M2, 9.163% 3/1/33 (i)		474,000	413,394
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		546,580	360,743
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		874,203	655,653
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		379,490	363,690
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6271% 11/28/39 (g)(i)		916,845	27,505
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8289% 9/25/46 (g)(i)		750,000	627,750
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		775,772	379,659
Merit Securities Corp. Series 13 Class M1, 7.8759% 12/28/33 (i)		1,900,000	2,030,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (g)(i)		613,502	604,299
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		54,280	21,794
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9156% 2/5/36 (g)(i)		310,048	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (g)(i)		568,000	376,300
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (g)(i)		101,682	101,560
Class A1B, 0.5806% 9/25/26 (g)(i)		609,000	567,162
Class B, 0.6106% 9/25/26 (g)(i)		400,000	384,000
Class C, 0.7806% 9/25/26 (g)(i)		750,000	707,850
Class F, 1.4006% 9/25/26 (g)(i)		556,000	494,173
Class G, 1.6006% 9/25/26 (g)(i)		306,000	271,208
Class H, 1.9006% 9/25/26 (g)(i)		814,000	718,355
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (g)(i)		$ 1,977,086	$ 1,838,690
Class F, 2.2131% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,908,176)			14,142,660
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3623% 6/15/22 (g)(i)		268,119	264,286
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6971% 1/25/19 (g)(i)		23,736	10,202
Class B4, 4.6971% 1/25/19 (g)(i)		47,473	16,835
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(i)		189,000	198,775
Series 2010-K7 Class B, 5.6189% 4/25/20 (g)(i)		95,000	100,301
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		57,068	60,049
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,454)			650,448
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		1,141,158	1,126,180
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4648% 11/10/42 (i)		275,000	290,938
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.482% 11/15/15 (g)(i)		2,403,199	2,407,054
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1823% 3/15/22 (g)(i)		90,411	61,489
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6823% 8/15/17 (g)(i)		210,000	216,132
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6105% 3/11/39 (i)		568,000	588,021
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.0341% 5/15/30 (g)(i)		250,000	248,090
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	345,036
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (i)		250,000	215,625
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	$ 1,385,079
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	286,726
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,713
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	159,375
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	68,908
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	223,140
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	929,461
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(i)		$ 200,000	172,097
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4657% 5/10/43 (g)(i)		200,000	208,500
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3123% 12/15/20 (g)(i)		112,833	111,550
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		173,228	180,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7284% 11/10/46 (g)(i)		580,000	559,753
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		156,517	156,382
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4013% 6/10/31 (g)(i)		32,390	32,401
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	542,207
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (i)(k)		1,156,048	172,063
Series K012 Class X3, 2.3659% 1/25/41 (i)(k)		665,148	88,469
Series K013 Class X3, 2.8849% 1/25/43 (i)(k)		1,124,000	183,331
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		200,579	202,344
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		173,129	191,969
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	532,968
Series 2000-C1 Class K, 7% 3/15/33		32,362	23,886
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	529,531
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (i)		500,000	522,853
Class D, 5.9065% 5/10/45 (g)(i)		500,000	475,696
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(i)		641,000	725,108
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,063,096
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(i)		$ 284,000	$ 310,664
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		61,091	61,866
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0813% 6/15/38 (i)		589,000	607,893
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.521% 6/25/43 (g)(i)		443,000	457,766
Class D, 5.521% 6/25/43 (g)(i)		365,500	360,601
Mach One Trust LLC Series 2004-1A Class H, 6.3196% 5/28/40 (g)(i)		120,000	121,754
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		566,854	504,500
Series 2005-C3 Class D, 7.7% 5/15/44 (g)		600,000	60
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	966,554
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(i)		44,296	44,296
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,402	291,641
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	826,204
Series 2011-C2:
Class D, 5.4932% 6/15/44 (g)(i)		358,000	359,958
Class E, 5.4932% 6/15/44 (g)(i)		454,000	426,772
Class F, 5.4932% 6/15/44 (g)(i)		343,000	278,839
Class XB, 0.5388% 6/15/44 (g)(i)(k)		12,067,221	402,237
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (k)		6,882	6,917
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		230,537	287,364
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	484,756
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7573% 7/15/24 (g)(i)		341,000	306,252
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	381,480
Series 2004-C12 Class D, 5.4788% 7/15/41 (i)		426,000	436,105
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	648,986
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3242% 3/15/45 (g)(i)		220,000	161,904
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,888,085)			24,128,540
Common Stocks - 13.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
NVR, Inc. (a)	100	$ 91,919
Stanley Martin Communities LLC Class B (a)	6,300	8,789,949
		8,881,868
FINANCIALS - 12.3%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	256,158
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	186,790	4,609,977
Alexandria Real Estate Equities, Inc.	56,335	3,596,990
American Campus Communities, Inc.	8,400	286,860
American Residential Properties, Inc. (a)	28,600	503,646
American Tower Corp.	17,000	1,260,210
Anworth Mortgage Asset Corp.	63,600	307,188
Apartment Investment & Management Co. Class A	50,800	1,419,352
Arbor Realty Trust, Inc.	42,100	285,438
Associated Estates Realty Corp. (f)	21,800	325,038
AvalonBay Communities, Inc.	42,059	5,345,278
BioMed Realty Trust, Inc.	35,300	656,227
Blackstone Mortgage Trust, Inc.	2,500	62,975
Boardwalk (REIT)	4,100	229,310
Boston Properties, Inc.	61,901	6,617,217
Camden Property Trust (SBI)	63,814	3,920,732
CBL & Associates Properties, Inc.	142,169	2,715,428
Cedar Shopping Centers, Inc.	136,003	704,496
Chambers Street Properties (f)	30,091	264,199
Chesapeake Lodging Trust	149,666	3,523,138
Coresite Realty Corp.	35,300	1,198,082
Cousins Properties, Inc.	298,000	3,066,420
CYS Investments, Inc.	72,180	586,823
DCT Industrial Trust, Inc.	47,827	343,876
DiamondRock Hospitality Co.	22,882	244,151
Douglas Emmett, Inc.	115,809	2,718,037
DuPont Fabros Technology, Inc.	40,200	1,035,954
Dynex Capital, Inc.	68,000	596,360
EastGroup Properties, Inc.	8,900	526,969
Equity Lifestyle Properties, Inc.	133,113	4,548,471
Equity One, Inc.	133,626	2,921,064
Equity Residential (SBI)	73,913	3,959,519
Essex Property Trust, Inc.	32,858	4,853,127
Excel Trust, Inc.	71,728	860,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	4,300	$ 196,725
First Industrial Realty Trust, Inc.	90,400	1,470,808
First Potomac Realty Trust	85,420	1,073,729
General Growth Properties, Inc.	104,941	2,024,312
Glimcher Realty Trust	343,609	3,350,188
Hatteras Financial Corp.	17,900	334,909
HCP, Inc.	100,213	4,103,722
Health Care REIT, Inc.	44,575	2,780,589
Highwoods Properties, Inc. (SBI)	10,300	363,693
Home Properties, Inc.	51,400	2,968,350
Host Hotels & Resorts, Inc.	154,781	2,734,980
Kite Realty Group Trust	121,933	723,063
LaSalle Hotel Properties (SBI)	30,700	875,564
Lexington Corporate Properties Trust	150,800	1,693,484
LTC Properties, Inc.	16,500	626,670
MFA Financial, Inc.	499,266	3,719,532
Mid-America Apartment Communities, Inc.	51,864	3,241,500
Monmouth Real Estate Investment Corp. Class A	15,500	140,585
National Retail Properties, Inc.	6,500	206,830
Newcastle Investment Corp.	111,900	628,878
NorthStar Realty Finance Corp.	127,500	1,183,200
Piedmont Office Realty Trust, Inc. Class A	160,900	2,793,224
Prologis, Inc.	261,368	9,832,664
Public Storage	61,334	9,847,174
Redwood Trust, Inc.	28,400	559,196
Retail Properties America, Inc.	96,900	1,332,375
Select Income (REIT)	16,966	437,723
Senior Housing Properties Trust (SBI)	32,300	753,882
Simon Property Group, Inc.	121,373	17,991,120
SL Green Realty Corp.	69,519	6,176,068
Stag Industrial, Inc.	34,500	694,140
Summit Hotel Properties, Inc.	25,400	233,426
Sun Communities, Inc.	21,050	897,151
Sunstone Hotel Investors, Inc.	124,918	1,591,455
Terreno Realty Corp.	63,100	1,120,656
Two Harbors Investment Corp.	54,500	529,195
Ventas, Inc.	194,547	11,964,641
Vornado Realty Trust	15,847	1,332,099
Washington REIT (SBI)	17,600	444,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weyerhaeuser Co.	59,371	$ 1,699,792
WP Carey, Inc. (f)	6,300	407,610
		169,172,942
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	77,031	1,458,967
Kennedy-Wilson Holdings, Inc.	28,000	519,680
		1,978,647
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	6,900	151,869
TOTAL FINANCIALS		171,559,616
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	82,072	2,158,494
Emeritus Corp. (a)	118,031	2,187,114
		4,345,608
TOTAL COMMON STOCKS (Cost $192,542,441)		184,787,092
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	477,204
Excel Trust, Inc. 7.00% (g)	43,800	1,086,678
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	13,700	628,145
Weyerhaeuser Co. Series A, 6.375%	8,000	421,120
		2,832,241
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,153	679,716
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	$ 285,955
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	11,677
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	874,016
Series C, 7.625%	2,324	55,660
Series D, 7.50%	11,671	273,685
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,016,646
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	330,667
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	268,813
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,298
Armour Residential REIT, Inc. Series B, 7.875%	5,645	120,295
CapLease, Inc. Series B, 8.375%	40,000	1,000,000
CBL & Associates Properties, Inc. 7.375%	10,347	258,468
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	279,933
CenterPoint Properties Trust Series D, 5.377%	5,280	3,352,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	100,521
Coresite Realty Corp. Series A, 7.25%	11,776	280,858
Cousins Properties, Inc. Series B, 7.50%	8,259	206,475
CYS Investments, Inc. Series A, 7.75%	2,162	48,818
DDR Corp.:
Series J, 6.50%	6,519	143,548
Series K, 6.25%	5,623	118,420
Digital Realty Trust, Inc. Series G, 5.875%	6,286	124,149
Duke Realty LP Series L, 6.60%	1,034	24,589
Dynex Capital, Inc.:
Series A, 8.50%	20,755	505,799
Series B, 7.625%	10,545	238,422
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	692,746
Essex Property Trust, Inc. Series H, 7.125%	1,900	47,652
Excel Trust, Inc. Series B, 8.125%	24,000	609,120
First Potomac Realty Trust 7.75%	22,008	558,343
General Growth Properties, Inc. Series A, 6.375%	1,647	36,185
Glimcher Realty Trust:
6.875%	702	16,322
Series G, 8.125%	3,562	89,477
Series H, 7.50%	2,898	70,132
Hatteras Financial Corp. Series A, 7.625%	5,740	130,872
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hudson Pacific Properties, Inc. 8.375%	11,698	$ 297,129
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	146,538
iStar Financial, Inc.:
Series E, 7.875%	3,811	90,016
Series F, 7.80%	7,116	166,728
Series G, 7.65%	6,000	138,000
Kite Realty Group Trust 8.25%	900	22,986
LaSalle Hotel Properties:
Series G, 7.25%	6,119	147,590
Series I, 6.375%	3,663	77,839
LBA Realty Fund II Series B, 7.625% (a)	27,795	550,619
MFA Financial, Inc.:
8.00%	11,262	285,942
Series B, 7.50% (a)	64,227	1,477,221
National Retail Properties, Inc. 5.70% (a)	3,272	64,426
New York Mortgage Trust, Inc. Series B, 7.75%	4,886	100,652
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	187,629
Series C, 8.875%	10,582	259,682
Series D, 8.50%	6,986	168,921
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,275
Series B, 8.00%	7,600	196,232
Series C, 6.50%	5,758	122,933
Pennsylvania (REIT) 7.375%	4,082	96,988
Prologis, Inc. Series Q, 8.54%	3,700	209,235
Saul Centers, Inc.:
8.00%	3,440	89,062
Series C, 6.875%	14,926	349,865
Stag Industrial, Inc. Series A, 9.00%	40,000	1,069,200
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	105,291
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	250,589
Series C, 7.125%	6,788	159,314
Sun Communities, Inc. Series A, 7.125%	15,940	389,733
Taubman Centers, Inc. Series K, 6.25%	4,319	96,573
UMH Properties, Inc. Series A, 8.25%	14,000	359,940
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	152,881
		20,520,398
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 184,153
TOTAL FINANCIALS		20,704,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,384,267
TOTAL PREFERRED STOCKS (Cost $33,429,547)		24,216,508
Floating Rate Loans - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Cooper Hotel Group REL 12% 11/6/17	$ 1,000,781	1,048,318
Extended Stay America, Inc. REL 9.625% 12/1/19	1,500,000	1,545,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)	20,000	20,400
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)	277,850	282,379
Tranche B, term loan 11.375% 7/6/14 (i)	208,389	211,786
Tranche D, term loan 14.9% 7/6/14 (i)	1,000,000	1,020,000
		4,127,883
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	139,650	135,286
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	283,575	284,993
TOTAL CONSUMER DISCRETIONARY		4,548,162
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	2,992,479	3,022,404
BRE Select Hotels Corp. REL 5.933% 5/9/18 (i)	503,337	503,337
		3,525,741
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	$ 507,206	$ 508,474
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9326% 3/28/21 (i)	84,575	84,575
CityCenter term loan 8.75% 7/12/14 (i)	2,606,094	2,606,094
EOP Operating LP term loan 6.27% 2/1/14 (i)	500,000	497,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,097,915	995,305
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (i)	45,019	45,019
Credit-Linked Deposit 4.4463% 10/10/16 (i)	30,743	30,743
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	567,150	569,986
		4,828,722
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)	44,775	45,279
TOTAL FINANCIALS		8,908,216
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)	91,500	91,500
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	733,266	700,269
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.68% 1/31/17 (i)	177,792	176,459
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	468,315	469,486
TOTAL FLOATING RATE LOANS (Cost $14,877,492)		14,894,092
Commodity Funds - 23.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (j) (Cost $421,848,748)	33,988,785	$ 326,292,334
Fixed-Income Funds - 27.1%

Fidelity Floating Rate Central Fund (j) (Cost $363,094,938)	3,562,105	378,972,351
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $568,207)	$ 500,000	25,000
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	10,472,254	10,472,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	688,325	688,325
TOTAL MONEY MARKET FUNDS (Cost $11,160,579)		11,160,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,490,445,858)		1,398,211,314
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(739,375)
NET ASSETS - 100%		$ 1,397,471,939
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,346,226 or 2.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,180 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,105,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,236
Fidelity Commodity Strategy Central Fund	289,650
Fidelity Floating Rate Central Fund	19,281,267
Fidelity Securities Lending Cash Central Fund	1,229
Total	$ 19,594,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 76,113,975	$ 28,512,820	$ 326,292,334	95.3%
Fidelity Floating Rate Central Fund	334,845,337	54,802,168	16,992,647	378,972,351	28.2%
Total	$ 667,649,202	$ 130,916,143	$ 45,505,467	$ 705,264,685
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,561,584	$ 771,635	$ -	$ 8,789,949
Financials	195,096,408	190,005,031	1,726,892	3,364,485
Health Care	4,345,608	4,345,608	-	-
Corporate Bonds	32,579,044	-	28,403,164	4,175,880
U.S. Government and Government Agency Obligations	386,362,666	-	386,362,666	-
Asset-Backed Securities	14,142,660	-	7,627,058	6,515,602
Collateralized Mortgage Obligations	650,448	-	623,411	27,037
Commercial Mortgage Securities	24,128,540	-	18,758,218	5,370,322
Floating Rate Loans	14,894,092	-	4,157,774	10,736,318
Fixed-Income Funds	378,972,351	378,972,351	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	11,160,579	11,160,579	-	-
Commodity Funds	326,292,334	326,292,334	-	-
Total Investments in Securities:	$ 1,398,211,314	$ 911,547,538	$ 447,659,183	$ 39,004,593
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Net Realized Gain (Loss) on Investment Securities	(12,703,339)
Net Unrealized Gain (Loss) on Investment Securities	20,364,228
Cost of Purchases	7,752,644
Proceeds of Sales	(11,629,862)
Amortization/Accretion	101,992
Transfers into Level 3	625,940
Transfers out of Level 3	(2,927,747)
Ending Balance	$ 39,004,593
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2013	$ 7,175,668

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value (including securities loaned of $662,643) - See accompanying schedule: Unaffiliated issuers (cost $694,341,593)	$ 681,786,050
Fidelity Central Funds (cost $796,104,265)	716,425,264
Total Investments (cost $1,490,445,858)		$ 1,398,211,314
Receivable for investments sold		4,931,489
Receivable for fund shares sold		1,589,256
Dividends receivable		811,763
Interest receivable		2,299,745
Distributions receivable from Fidelity Central Funds		1,897,618
Receivable from investment adviser for expense reductions		1,245
Other receivables		3,280
Total assets		1,409,745,710

Liabilities
Payable to custodian bank	$ 3,886
Payable for investments purchased Regular delivery	5,374,139
Delayed delivery	250,000
Payable for fund shares redeemed	4,849,432
Accrued management fee	661,059
Distribution and service plan fees payable	117,062
Other affiliated payables	235,830
Other payables and accrued expenses	94,038
Collateral on securities loaned, at value	688,325
Total liabilities		12,273,771

Net Assets		$ 1,397,471,939
Net Assets consist of:
Paid in capital		$ 1,760,384,791
Undistributed net investment income		8,011,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(278,688,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(92,236,023)
Net Assets		$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,169,590 ÷ 18,169,381 shares)	$ 9.31

Maximum offering price per share (100/96.00 of $9.31)	$ 9.70
Class T: Net Asset Value and redemption price per share ($25,280,805 ÷ 2,711,334 shares)	$ 9.32

Maximum offering price per share (100/96.00 of $9.32)	$ 9.71
Class B: Net Asset Value and offering price per share ($4,263,442 ÷ 459,572 shares)A	$ 9.28

Class C: Net Asset Value and offering price per share ($86,036,659 ÷ 9,330,561 shares)A	$ 9.22

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($679,779,539 ÷ 72,650,647 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($432,941,904 ÷ 46,373,343 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Dividends		$ 7,308,967
Interest		16,559,150
Income from Fidelity Central Funds		19,594,382
Total income		43,462,499

Expenses
Management fee	$ 8,194,226
Transfer agent fees	2,278,875
Distribution and service plan fees	1,612,493
Accounting and security lending fees	582,593
Custodian fees and expenses	44,842
Independent trustees' compensation	5,408
Registration fees	144,769
Audit	186,861
Legal	5,106
Miscellaneous	5,536
Total expenses before reductions	13,060,709
Expense reductions	(107,932)	12,952,777
Net investment income (loss)		30,509,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,722,157
Fidelity Central Funds	(328,127)
Foreign currency transactions	(703)
Capital gain distributions from Fidelity Central Funds	140,499
Total net realized gain (loss)		5,533,826
Change in net unrealized appreciation (depreciation) on: Investment securities	(76,476,786)
Assets and liabilities in foreign currencies	177
Total change in net unrealized appreciation (depreciation)		(76,476,609)
Net gain (loss)		(70,942,783)
Net increase (decrease) in net assets resulting from operations		$ (40,433,061)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,509,722	$ 31,579,841
Net realized gain (loss)	5,533,826	56,673,375
Change in net unrealized appreciation (depreciation)	(76,476,609)	178,479,606
Net increase (decrease) in net assets resulting from operations	(40,433,061)	266,732,822
Distributions to shareholders from net investment income	(28,290,311)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,517)	(54,380,158)
Total distributions	(32,515,828)	(102,401,291)
Share transactions - net increase (decrease)	124,432,635	(4,640,147,542)
Redemption fees	106,353	80,871
Total increase (decrease) in net assets	51,590,099	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $8,011,880 and undistributed net investment income of $6,007,176, respectively)	$ 1,397,471,939	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	(.452)	.940	.101	.840	(.528)
Total from investment operations	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.177)	(.128) F	(.214)	(.111)	(.208)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total Return A, B	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	(.451)	.940	.099	.841	(.521)
Total from investment operations	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.177)	(.127) F	(.211)	(.111)	(.203)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total Return A, B	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss) C	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	(.444)	.940	.099	.845	(.536)
Total from investment operations	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.106)	(.061) F	(.131)	(.083)	(.147)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total Return A, B	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss) C	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	(.449)	.933	.107	.838	(.532)
Total from investment operations	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.105)	(.058) F	(.135)	(.083)	(.146)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total Return A, B	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss) B	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	(.451)	.941	.098	.846	(.529)
Total from investment operations	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.206)	(.154) E	(.250)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total Return A	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss) B	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	(.450)	.947	.099	.848	(.529)
Total from investment operations	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.199)	(.150) E	(.247)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total Return A	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$360,743	Discounted cash flow	Yield	11.0%	Decrease
Collateralized Mortgage Obligations	$27,037	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$353,130	Discounted cash flow	Yield	15.0%	Decrease
		Market comparable	Spread	13.9%	Decrease
Common Stock	$8,789,949	Adjusted book value	Book value multiple	1.3	Increase

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$4,175,160	Discounted cash flow	Yield	20.0%	Decrease
Floating Rate Loans	$4,157,749	Discounted cash flow	Yield	6% - 10.9% / 9%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,454,267
Gross unrealized depreciation	(168,671,158)
Net unrealized appreciation (depreciation) on securities and other investments	$ (124,216,891)

Tax Cost	$ 1,522,428,205

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,326,206
Capital loss carryforward	$ (256,012,902)
Net unrealized appreciation (depreciation)	$ (124,218,370)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2013	September 30, 2012
Ordinary Income	$ 32,515,828	$ 102,401,291

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $285,163,042 and $197,527,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526,645	$ 13,341
Class T	-%	.25%	74,171	1,604
Class B	.65%	.25%	45,756	33,328
Class C	.75%	.25%	965,921	187,231
			$ 1,612,493	$ 235,504

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,437
Class T	5,792
Class B*	5,783
Class C*	11,493
$ 58,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 339,173.16
Class T	51,389.17
Class B	12,212.24
Class C	167,323.17
Strategic Real Return	893,246.13
Institutional Class	815,532.20
	$ 2,278,875

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,223 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,339 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,229, including $376 from securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 1,017

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,869.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,353 for the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $200.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012 A, B
From net investment income
Class A	$ 3,942,614	$ 3,008,280
Class T	556,047	402,758
Class B	57,095	41,934
Class C	1,063,999	565,159
Strategic Real Return	14,603,419	27,969,381
Class F	-	8,050,092
Institutional Class	8,067,137	7,983,529
Total	$ 28,290,311	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,027	1,299,086
Class B	16,972	274,941
Class C	305,184	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,517	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	4,892,241	4,546,984	$ 47,210,829	$ 42,952,906
Reinvestment of distributions	358,251	1,073,931	3,414,730	9,826,860
Shares redeemed	(9,815,865)	(6,794,492)	(93,532,782)	(63,823,907)
Net increase (decrease)	(4,565,373)	(1,173,577)	$ (42,907,223)	$ (11,044,141)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class T
Shares sold	503,615	732,783	$ 4,868,842	$ 6,962,467
Reinvestment of distributions	59,645	157,763	568,738	1,448,105
Shares redeemed	(981,073)	(913,936)	(9,335,070)	(8,624,935)
Net increase (decrease)	(417,813)	(23,390)	$ (3,897,490)	$ (214,363)
Class B
Shares sold	41,387	25,870	$ 399,661	$ 242,066
Reinvestment of distributions	6,170	27,430	58,505	250,401
Shares redeemed	(177,470)	(182,828)	(1,698,257)	(1,723,949)
Net increase (decrease)	(129,913)	(129,528)	$ (1,240,091)	$ (1,231,482)
Class C
Shares sold	2,258,531	1,614,136	$ 21,633,969	$ 15,135,484
Reinvestment of distributions	128,444	433,947	1,209,019	3,940,152
Shares redeemed	(2,773,342)	(2,180,687)	(26,180,850)	(20,357,240)
Net increase (decrease)	(386,367)	(132,604)	$ (3,337,862)	$ (1,281,604)
Strategic Real Return
Shares sold	29,472,404	17,998,125	$ 284,364,599	$ 170,736,896
Reinvestment of distributions	1,639,914	5,579,449	15,678,518	51,346,847
Shares redeemed	(24,513,660)	(340,855,724) B	(234,394,292)	(3,205,727,988) B
Net increase (decrease)	6,598,658	(317,278,150)	$ 65,648,825	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Institutional Class
Shares sold	20,542,996	18,914,085	$ 198,517,014	$ 179,131,680
Reinvestment of distributions	814,296	1,916,162	7,754,505	17,588,913
Shares redeemed	(10,041,349)	(73,986,633) B	(96,105,043)	(695,703,126) B
Net increase (decrease)	11,315,943	(53,156,386)	$ 110,166,476	$ (498,982,533)

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 14.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,666,660 of distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2012, the total expense ratio of Class A ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RRS-UANN-1113
1.816441.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge)	-6.61%	3.58%	2.81%
Class T (incl. 4.00% sales charge)	-6.61%	3.57%	2.79%
Class B (incl. contingent deferred sales charge) B	-8.11%	3.34%	2.70%
Class C (incl. contingent deferred sales charge) C	-4.43%	3.64%	2.53%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending September 30, 2013, as accommodative monetary policies helped stimulate incremental growth in several key markets. Uncertainty during the summer over when the U.S. Federal Reserve may begin tapering its sustaining bond-buying program and the potential for a U.S.-led military strike on Syria, as well as the near-term possibility of a government shutdown and a contentious debt-ceiling battle in Washington, couldn't quell investors' upbeat sentiment and willingness to take on more risk in pursuit of higher returns. Among the asset classes that constitute the Fidelity Strategic Real Return Composite IndexSM, floating-rate bank debt gained the most over the past year, with the S&P®/LSTA Leveraged Performing Loan Index rising 5.07%. Demand for riskier assets also buoyed real estate equities, which posted a 4.78% gain, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. However, real estate fixed-income securities struggled to stay positive, as bonds of all types struggled amid Fed tapering concerns, and The BofA Merrill LynchSM US Real Estate Index returned only 0.77%. Government-issued inflation-linked bonds and commodities faced stiff headwinds as well, as reflected in the -6.10% and -14.35% returns of the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) and the Dow Jones-UBS Commodity Index Total ReturnSM, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -2.72%, -2.72%, -3.35% and -3.48%, respectively (excluding sales charges), outpacing the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). On an absolute basis, the fund was dragged down mainly by its exposure to commodities, which suffered from lackluster demand, and TIPS, hurt by rising interest rates and diminished inflation expectations. From a relative perspective, our asset allocation decisions, in aggregate, benefited performance. We overweighted real estate income and underweighted real estate equities. While our overweighting here was a big positive, our lighter-than-benchmark stake in the outperforming real estate equities sleeve offset much of the gain. Our decision to underweight commodities also helped. Results were primarily driven by security selection within the fund's real estate income and floating-rate bank-loan securities subportfolios. Selection in the real estate income sleeve made by far the largest contribution to the fund's relative results and had the biggest absolute return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 961.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.05%
Actual		$ 1,000.00	$ 960.00	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class B	1.74%
Actual		$ 1,000.00	$ 957.40	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 957.00	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 962.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Institutional Class	.82%
Actual		$ 1,000.00	$ 962.30	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2013	As of March 31, 2013
Commodity Related Investments*	23.4%	23.7%
Inflation-Protected Investments	27.7%	28.9%
Floating Rate High Yield**	27.1%	25.2%
Real Estate Related Investments	21.1%	21.0%
Cash & Cash Equivalents	0.8%	1.1%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.7%	U.S. Government and U.S. Government Agency Obligations 28.9%
AAA 0.2%	AAA 0.0%
AA 0.2%	AA 0.3%
A 0.4%	A 0.4%
BBB 1.2%	BBB 1.0%
BB and Below 25.5%	BB and Below 22.8%
Not Rated 4.0%	Not Rated 4.8%
Equities† 38.6%	Equities†† 39.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	Stocks 15.2%		Stocks 15.3%
	U.S. Government and U.S. Government Agency Obligations 27.7%		U.S. Government and U.S. Government Agency Obligations 28.9%
	Corporate Bonds 3.1%		Corporate Bonds 3.2%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 0.9%
	Floating Rate Loans 25.6%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments† 23.4%		Other Investments†† 23.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	4.0%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.7%	** U.S. Treasury Inflation-Indexed Securities	28.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.3%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 122,656
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (g)		590,000	550,175
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	713,125
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Northstar Realty Finance LP 5.375% 6/15/33 (g)		600,000	612,540
Redwood Trust, Inc. 4.625% 4/15/18		500,000	528,150
Starwood Property Trust, Inc. 4% 1/15/19		500,000	519,063
			3,414,878
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (g)		550,000	558,938
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
			559,658
TOTAL FINANCIALS			4,524,711
TOTAL CONVERTIBLE BONDS			4,647,367
Nonconvertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)(h)		250,000	247,188
Times Square Hotel Trust 8.528% 8/1/26 (g)		577,535	740,203
			987,391
Household Durables - 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	117,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,010
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
5.875% 1/15/15		$ 284,000	$ 295,360
8% 3/15/20		140,000	151,200
9.1% 9/15/17		550,000	633,875
Lennar Corp.:
4.125% 12/1/18		260,000	248,300
5.6% 5/31/15		284,000	300,827
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,269,575
Meritage Homes Corp. 7% 4/1/22		470,000	498,200
Ryland Group, Inc. 8.4% 5/15/17		129,000	148,673
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,647,540
10.75% 9/15/16		301,000	359,695
William Lyon Homes, Inc. 8.5% 11/15/20		190,000	200,450
			6,077,305
TOTAL CONSUMER DISCRETIONARY			7,064,696
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	524,510
			748,360
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	281,749
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	236,036
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	670,558
9.625% 3/15/16		526,000	623,986
DuPont Fabros Technology LP 5.875% 9/15/21 (g)		300,000	300,000
Equity One, Inc.:
5.375% 10/15/15		95,000	102,482
6% 9/15/16		189,000	210,977
6.25% 1/15/17		189,000	210,916
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,094
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6.3% 9/15/16		$ 900,000	$ 1,017,897
7.072% 6/8/15		95,000	104,300
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	164,689
6.5% 1/17/17		119,000	133,554
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	668,109
Hospitality Properties Trust:
5.625% 3/15/17		292,000	317,491
6.7% 1/15/18		189,000	212,063
7.875% 8/15/14		95,000	97,443
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,061,470
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	284,213
9% 6/1/17		395,000	448,325
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	484,048
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	172,125
National Retail Properties, Inc. 6.875% 10/15/17		379,000	440,580
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	205,538
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
ProLogis LP 7.625% 7/1/17		297,000	345,980
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,315
Senior Housing Properties Trust 6.75% 4/15/20		134,000	146,685
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	99,658
5.25% 1/15/16		189,000	203,403
			11,624,739
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	296,636
6% 4/1/16		189,000	207,326
7.5% 5/15/15		95,000	104,099
CB Richard Ellis Services, Inc. 5% 3/15/23		270,000	253,125
Colonial Properties Trust 6.25% 6/15/14		302,000	313,090
Colonial Realty LP 6.05% 9/1/16		284,000	316,656
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP 5.75% 1/15/16		$ 189,000	$ 200,491
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	347,156
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	637,200
Regency Centers LP 5.875% 6/15/17		114,000	127,021
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,931
			2,950,731
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,639,067	4,175,160
TOTAL FINANCIALS			19,498,990
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,138
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	571,900
TOTAL HEALTH CARE			781,038
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	172,631
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	414,322
TOTAL NONCONVERTIBLE BONDS			27,931,677
TOTAL CORPORATE BONDS (Cost $31,321,382)			32,579,044
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		3,759,237	3,087,860
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,373,618	$ 7,181,031
1.75% 1/15/28		7,666,878	8,598,878
2% 1/15/26		11,425,539	13,200,965
2.125% 2/15/40		5,175,712	6,131,195
2.125% 2/15/41		7,314,225	8,678,781
2.375% 1/15/25		11,523,693	13,771,712
2.375% 1/15/27		13,651,960	16,449,546
2.5% 1/15/29		6,025,344	7,417,060
3.625% 4/15/28		6,314,261	8,742,290
3.875% 4/15/29		9,452,093	13,572,988
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,987,436	16,418,345
0.125% 4/15/17		12,392,823	12,789,294
0.125% 4/15/18		6,821,010	7,032,570
0.125% 1/15/22		16,461,517	16,271,830
0.125% 7/15/22		15,795,379	15,574,496
0.125% 1/15/23		18,418,400	17,932,044
0.375% 7/15/23		11,844,368	11,791,625
0.5% 4/15/15		10,570,867	10,807,887
0.625% 7/15/21		9,505,008	9,903,401
1.125% 1/15/21		14,709,496	15,848,908
1.25% 7/15/20		21,413,631	23,450,426
1.375% 7/15/18		5,349,089	5,877,728
1.375% 1/15/20		12,625,611	13,860,055
1.625% 1/15/15		9,576,384	9,904,078
1.625% 1/15/18		3,436,492	3,780,275
1.875% 7/15/15		12,684,223	13,400,184
1.875% 7/15/19		14,501,235	16,442,472
2% 1/15/16		7,808,864	8,356,094
2.125% 1/15/19		6,397,440	7,267,594
2.375% 1/15/17		8,345,696	9,263,071
2.5% 7/15/16		20,393,425	22,520,398
2.625% 7/15/17		9,718,725	11,037,585
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $383,248,809)			386,362,666
Asset-Backed Securities - 1.0%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5393% 3/23/19 (g)(i)		$ 61,168	$ 61,168
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		100,692	101,699
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (g)(i)		126,051	121,009
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,069,411	1,058,717
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (g)(i)		257,802	244,912
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	268,449
Series 2002-2 Class M2, 9.163% 3/1/33 (i)		474,000	413,394
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		546,580	360,743
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		874,203	655,653
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		379,490	363,690
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6271% 11/28/39 (g)(i)		916,845	27,505
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8289% 9/25/46 (g)(i)		750,000	627,750
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		775,772	379,659
Merit Securities Corp. Series 13 Class M1, 7.8759% 12/28/33 (i)		1,900,000	2,030,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (g)(i)		613,502	604,299
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		54,280	21,794
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9156% 2/5/36 (g)(i)		310,048	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (g)(i)		568,000	376,300
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (g)(i)		101,682	101,560
Class A1B, 0.5806% 9/25/26 (g)(i)		609,000	567,162
Class B, 0.6106% 9/25/26 (g)(i)		400,000	384,000
Class C, 0.7806% 9/25/26 (g)(i)		750,000	707,850
Class F, 1.4006% 9/25/26 (g)(i)		556,000	494,173
Class G, 1.6006% 9/25/26 (g)(i)		306,000	271,208
Class H, 1.9006% 9/25/26 (g)(i)		814,000	718,355
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (g)(i)		$ 1,977,086	$ 1,838,690
Class F, 2.2131% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,908,176)			14,142,660
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3623% 6/15/22 (g)(i)		268,119	264,286
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6971% 1/25/19 (g)(i)		23,736	10,202
Class B4, 4.6971% 1/25/19 (g)(i)		47,473	16,835
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(i)		189,000	198,775
Series 2010-K7 Class B, 5.6189% 4/25/20 (g)(i)		95,000	100,301
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		57,068	60,049
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,454)			650,448
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		1,141,158	1,126,180
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4648% 11/10/42 (i)		275,000	290,938
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.482% 11/15/15 (g)(i)		2,403,199	2,407,054
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1823% 3/15/22 (g)(i)		90,411	61,489
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6823% 8/15/17 (g)(i)		210,000	216,132
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6105% 3/11/39 (i)		568,000	588,021
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.0341% 5/15/30 (g)(i)		250,000	248,090
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	345,036
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (i)		250,000	215,625
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	$ 1,385,079
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	286,726
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,713
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	159,375
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	68,908
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	223,140
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	929,461
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(i)		$ 200,000	172,097
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4657% 5/10/43 (g)(i)		200,000	208,500
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3123% 12/15/20 (g)(i)		112,833	111,550
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		173,228	180,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7284% 11/10/46 (g)(i)		580,000	559,753
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		156,517	156,382
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4013% 6/10/31 (g)(i)		32,390	32,401
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	542,207
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (i)(k)		1,156,048	172,063
Series K012 Class X3, 2.3659% 1/25/41 (i)(k)		665,148	88,469
Series K013 Class X3, 2.8849% 1/25/43 (i)(k)		1,124,000	183,331
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		200,579	202,344
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		173,129	191,969
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	532,968
Series 2000-C1 Class K, 7% 3/15/33		32,362	23,886
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	529,531
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (i)		500,000	522,853
Class D, 5.9065% 5/10/45 (g)(i)		500,000	475,696
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(i)		641,000	725,108
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,063,096
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(i)		$ 284,000	$ 310,664
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		61,091	61,866
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0813% 6/15/38 (i)		589,000	607,893
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.521% 6/25/43 (g)(i)		443,000	457,766
Class D, 5.521% 6/25/43 (g)(i)		365,500	360,601
Mach One Trust LLC Series 2004-1A Class H, 6.3196% 5/28/40 (g)(i)		120,000	121,754
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		566,854	504,500
Series 2005-C3 Class D, 7.7% 5/15/44 (g)		600,000	60
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	966,554
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(i)		44,296	44,296
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,402	291,641
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	826,204
Series 2011-C2:
Class D, 5.4932% 6/15/44 (g)(i)		358,000	359,958
Class E, 5.4932% 6/15/44 (g)(i)		454,000	426,772
Class F, 5.4932% 6/15/44 (g)(i)		343,000	278,839
Class XB, 0.5388% 6/15/44 (g)(i)(k)		12,067,221	402,237
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (k)		6,882	6,917
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		230,537	287,364
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	484,756
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7573% 7/15/24 (g)(i)		341,000	306,252
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	381,480
Series 2004-C12 Class D, 5.4788% 7/15/41 (i)		426,000	436,105
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	648,986
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3242% 3/15/45 (g)(i)		220,000	161,904
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,888,085)			24,128,540
Common Stocks - 13.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
NVR, Inc. (a)	100	$ 91,919
Stanley Martin Communities LLC Class B (a)	6,300	8,789,949
		8,881,868
FINANCIALS - 12.3%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	256,158
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	186,790	4,609,977
Alexandria Real Estate Equities, Inc.	56,335	3,596,990
American Campus Communities, Inc.	8,400	286,860
American Residential Properties, Inc. (a)	28,600	503,646
American Tower Corp.	17,000	1,260,210
Anworth Mortgage Asset Corp.	63,600	307,188
Apartment Investment & Management Co. Class A	50,800	1,419,352
Arbor Realty Trust, Inc.	42,100	285,438
Associated Estates Realty Corp. (f)	21,800	325,038
AvalonBay Communities, Inc.	42,059	5,345,278
BioMed Realty Trust, Inc.	35,300	656,227
Blackstone Mortgage Trust, Inc.	2,500	62,975
Boardwalk (REIT)	4,100	229,310
Boston Properties, Inc.	61,901	6,617,217
Camden Property Trust (SBI)	63,814	3,920,732
CBL & Associates Properties, Inc.	142,169	2,715,428
Cedar Shopping Centers, Inc.	136,003	704,496
Chambers Street Properties (f)	30,091	264,199
Chesapeake Lodging Trust	149,666	3,523,138
Coresite Realty Corp.	35,300	1,198,082
Cousins Properties, Inc.	298,000	3,066,420
CYS Investments, Inc.	72,180	586,823
DCT Industrial Trust, Inc.	47,827	343,876
DiamondRock Hospitality Co.	22,882	244,151
Douglas Emmett, Inc.	115,809	2,718,037
DuPont Fabros Technology, Inc.	40,200	1,035,954
Dynex Capital, Inc.	68,000	596,360
EastGroup Properties, Inc.	8,900	526,969
Equity Lifestyle Properties, Inc.	133,113	4,548,471
Equity One, Inc.	133,626	2,921,064
Equity Residential (SBI)	73,913	3,959,519
Essex Property Trust, Inc.	32,858	4,853,127
Excel Trust, Inc.	71,728	860,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	4,300	$ 196,725
First Industrial Realty Trust, Inc.	90,400	1,470,808
First Potomac Realty Trust	85,420	1,073,729
General Growth Properties, Inc.	104,941	2,024,312
Glimcher Realty Trust	343,609	3,350,188
Hatteras Financial Corp.	17,900	334,909
HCP, Inc.	100,213	4,103,722
Health Care REIT, Inc.	44,575	2,780,589
Highwoods Properties, Inc. (SBI)	10,300	363,693
Home Properties, Inc.	51,400	2,968,350
Host Hotels & Resorts, Inc.	154,781	2,734,980
Kite Realty Group Trust	121,933	723,063
LaSalle Hotel Properties (SBI)	30,700	875,564
Lexington Corporate Properties Trust	150,800	1,693,484
LTC Properties, Inc.	16,500	626,670
MFA Financial, Inc.	499,266	3,719,532
Mid-America Apartment Communities, Inc.	51,864	3,241,500
Monmouth Real Estate Investment Corp. Class A	15,500	140,585
National Retail Properties, Inc.	6,500	206,830
Newcastle Investment Corp.	111,900	628,878
NorthStar Realty Finance Corp.	127,500	1,183,200
Piedmont Office Realty Trust, Inc. Class A	160,900	2,793,224
Prologis, Inc.	261,368	9,832,664
Public Storage	61,334	9,847,174
Redwood Trust, Inc.	28,400	559,196
Retail Properties America, Inc.	96,900	1,332,375
Select Income (REIT)	16,966	437,723
Senior Housing Properties Trust (SBI)	32,300	753,882
Simon Property Group, Inc.	121,373	17,991,120
SL Green Realty Corp.	69,519	6,176,068
Stag Industrial, Inc.	34,500	694,140
Summit Hotel Properties, Inc.	25,400	233,426
Sun Communities, Inc.	21,050	897,151
Sunstone Hotel Investors, Inc.	124,918	1,591,455
Terreno Realty Corp.	63,100	1,120,656
Two Harbors Investment Corp.	54,500	529,195
Ventas, Inc.	194,547	11,964,641
Vornado Realty Trust	15,847	1,332,099
Washington REIT (SBI)	17,600	444,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weyerhaeuser Co.	59,371	$ 1,699,792
WP Carey, Inc. (f)	6,300	407,610
		169,172,942
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	77,031	1,458,967
Kennedy-Wilson Holdings, Inc.	28,000	519,680
		1,978,647
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	6,900	151,869
TOTAL FINANCIALS		171,559,616
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	82,072	2,158,494
Emeritus Corp. (a)	118,031	2,187,114
		4,345,608
TOTAL COMMON STOCKS (Cost $192,542,441)		184,787,092
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	477,204
Excel Trust, Inc. 7.00% (g)	43,800	1,086,678
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	13,700	628,145
Weyerhaeuser Co. Series A, 6.375%	8,000	421,120
		2,832,241
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,153	679,716
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	$ 285,955
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	11,677
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	874,016
Series C, 7.625%	2,324	55,660
Series D, 7.50%	11,671	273,685
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,016,646
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	330,667
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	268,813
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,298
Armour Residential REIT, Inc. Series B, 7.875%	5,645	120,295
CapLease, Inc. Series B, 8.375%	40,000	1,000,000
CBL & Associates Properties, Inc. 7.375%	10,347	258,468
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	279,933
CenterPoint Properties Trust Series D, 5.377%	5,280	3,352,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	100,521
Coresite Realty Corp. Series A, 7.25%	11,776	280,858
Cousins Properties, Inc. Series B, 7.50%	8,259	206,475
CYS Investments, Inc. Series A, 7.75%	2,162	48,818
DDR Corp.:
Series J, 6.50%	6,519	143,548
Series K, 6.25%	5,623	118,420
Digital Realty Trust, Inc. Series G, 5.875%	6,286	124,149
Duke Realty LP Series L, 6.60%	1,034	24,589
Dynex Capital, Inc.:
Series A, 8.50%	20,755	505,799
Series B, 7.625%	10,545	238,422
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	692,746
Essex Property Trust, Inc. Series H, 7.125%	1,900	47,652
Excel Trust, Inc. Series B, 8.125%	24,000	609,120
First Potomac Realty Trust 7.75%	22,008	558,343
General Growth Properties, Inc. Series A, 6.375%	1,647	36,185
Glimcher Realty Trust:
6.875%	702	16,322
Series G, 8.125%	3,562	89,477
Series H, 7.50%	2,898	70,132
Hatteras Financial Corp. Series A, 7.625%	5,740	130,872
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hudson Pacific Properties, Inc. 8.375%	11,698	$ 297,129
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	146,538
iStar Financial, Inc.:
Series E, 7.875%	3,811	90,016
Series F, 7.80%	7,116	166,728
Series G, 7.65%	6,000	138,000
Kite Realty Group Trust 8.25%	900	22,986
LaSalle Hotel Properties:
Series G, 7.25%	6,119	147,590
Series I, 6.375%	3,663	77,839
LBA Realty Fund II Series B, 7.625% (a)	27,795	550,619
MFA Financial, Inc.:
8.00%	11,262	285,942
Series B, 7.50% (a)	64,227	1,477,221
National Retail Properties, Inc. 5.70% (a)	3,272	64,426
New York Mortgage Trust, Inc. Series B, 7.75%	4,886	100,652
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	187,629
Series C, 8.875%	10,582	259,682
Series D, 8.50%	6,986	168,921
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,275
Series B, 8.00%	7,600	196,232
Series C, 6.50%	5,758	122,933
Pennsylvania (REIT) 7.375%	4,082	96,988
Prologis, Inc. Series Q, 8.54%	3,700	209,235
Saul Centers, Inc.:
8.00%	3,440	89,062
Series C, 6.875%	14,926	349,865
Stag Industrial, Inc. Series A, 9.00%	40,000	1,069,200
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	105,291
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	250,589
Series C, 7.125%	6,788	159,314
Sun Communities, Inc. Series A, 7.125%	15,940	389,733
Taubman Centers, Inc. Series K, 6.25%	4,319	96,573
UMH Properties, Inc. Series A, 8.25%	14,000	359,940
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	152,881
		20,520,398
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 184,153
TOTAL FINANCIALS		20,704,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,384,267
TOTAL PREFERRED STOCKS (Cost $33,429,547)		24,216,508
Floating Rate Loans - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Cooper Hotel Group REL 12% 11/6/17	$ 1,000,781	1,048,318
Extended Stay America, Inc. REL 9.625% 12/1/19	1,500,000	1,545,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)	20,000	20,400
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)	277,850	282,379
Tranche B, term loan 11.375% 7/6/14 (i)	208,389	211,786
Tranche D, term loan 14.9% 7/6/14 (i)	1,000,000	1,020,000
		4,127,883
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	139,650	135,286
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	283,575	284,993
TOTAL CONSUMER DISCRETIONARY		4,548,162
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	2,992,479	3,022,404
BRE Select Hotels Corp. REL 5.933% 5/9/18 (i)	503,337	503,337
		3,525,741
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	$ 507,206	$ 508,474
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9326% 3/28/21 (i)	84,575	84,575
CityCenter term loan 8.75% 7/12/14 (i)	2,606,094	2,606,094
EOP Operating LP term loan 6.27% 2/1/14 (i)	500,000	497,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,097,915	995,305
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (i)	45,019	45,019
Credit-Linked Deposit 4.4463% 10/10/16 (i)	30,743	30,743
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	567,150	569,986
		4,828,722
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)	44,775	45,279
TOTAL FINANCIALS		8,908,216
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)	91,500	91,500
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	733,266	700,269
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.68% 1/31/17 (i)	177,792	176,459
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	468,315	469,486
TOTAL FLOATING RATE LOANS (Cost $14,877,492)		14,894,092
Commodity Funds - 23.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (j) (Cost $421,848,748)	33,988,785	$ 326,292,334
Fixed-Income Funds - 27.1%

Fidelity Floating Rate Central Fund (j) (Cost $363,094,938)	3,562,105	378,972,351
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $568,207)	$ 500,000	25,000
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	10,472,254	10,472,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	688,325	688,325
TOTAL MONEY MARKET FUNDS (Cost $11,160,579)		11,160,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,490,445,858)		1,398,211,314
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(739,375)
NET ASSETS - 100%		$ 1,397,471,939
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,346,226 or 2.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,180 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,105,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,236
Fidelity Commodity Strategy Central Fund	289,650
Fidelity Floating Rate Central Fund	19,281,267
Fidelity Securities Lending Cash Central Fund	1,229
Total	$ 19,594,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 76,113,975	$ 28,512,820	$ 326,292,334	95.3%
Fidelity Floating Rate Central Fund	334,845,337	54,802,168	16,992,647	378,972,351	28.2%
Total	$ 667,649,202	$ 130,916,143	$ 45,505,467	$ 705,264,685
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,561,584	$ 771,635	$ -	$ 8,789,949
Financials	195,096,408	190,005,031	1,726,892	3,364,485
Health Care	4,345,608	4,345,608	-	-
Corporate Bonds	32,579,044	-	28,403,164	4,175,880
U.S. Government and Government Agency Obligations	386,362,666	-	386,362,666	-
Asset-Backed Securities	14,142,660	-	7,627,058	6,515,602
Collateralized Mortgage Obligations	650,448	-	623,411	27,037
Commercial Mortgage Securities	24,128,540	-	18,758,218	5,370,322
Floating Rate Loans	14,894,092	-	4,157,774	10,736,318
Fixed-Income Funds	378,972,351	378,972,351	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	11,160,579	11,160,579	-	-
Commodity Funds	326,292,334	326,292,334	-	-
Total Investments in Securities:	$ 1,398,211,314	$ 911,547,538	$ 447,659,183	$ 39,004,593
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Net Realized Gain (Loss) on Investment Securities	(12,703,339)
Net Unrealized Gain (Loss) on Investment Securities	20,364,228
Cost of Purchases	7,752,644
Proceeds of Sales	(11,629,862)
Amortization/Accretion	101,992
Transfers into Level 3	625,940
Transfers out of Level 3	(2,927,747)
Ending Balance	$ 39,004,593
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2013	$ 7,175,668

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value (including securities loaned of $662,643) - See accompanying schedule: Unaffiliated issuers (cost $694,341,593)	$ 681,786,050
Fidelity Central Funds (cost $796,104,265)	716,425,264
Total Investments (cost $1,490,445,858)		$ 1,398,211,314
Receivable for investments sold		4,931,489
Receivable for fund shares sold		1,589,256
Dividends receivable		811,763
Interest receivable		2,299,745
Distributions receivable from Fidelity Central Funds		1,897,618
Receivable from investment adviser for expense reductions		1,245
Other receivables		3,280
Total assets		1,409,745,710

Liabilities
Payable to custodian bank	$ 3,886
Payable for investments purchased Regular delivery	5,374,139
Delayed delivery	250,000
Payable for fund shares redeemed	4,849,432
Accrued management fee	661,059
Distribution and service plan fees payable	117,062
Other affiliated payables	235,830
Other payables and accrued expenses	94,038
Collateral on securities loaned, at value	688,325
Total liabilities		12,273,771

Net Assets		$ 1,397,471,939
Net Assets consist of:
Paid in capital		$ 1,760,384,791
Undistributed net investment income		8,011,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(278,688,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(92,236,023)
Net Assets		$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,169,590 ÷ 18,169,381 shares)	$ 9.31

Maximum offering price per share (100/96.00 of $9.31)	$ 9.70
Class T: Net Asset Value and redemption price per share ($25,280,805 ÷ 2,711,334 shares)	$ 9.32

Maximum offering price per share (100/96.00 of $9.32)	$ 9.71
Class B: Net Asset Value and offering price per share ($4,263,442 ÷ 459,572 shares)A	$ 9.28

Class C: Net Asset Value and offering price per share ($86,036,659 ÷ 9,330,561 shares)A	$ 9.22

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($679,779,539 ÷ 72,650,647 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($432,941,904 ÷ 46,373,343 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Dividends		$ 7,308,967
Interest		16,559,150
Income from Fidelity Central Funds		19,594,382
Total income		43,462,499

Expenses
Management fee	$ 8,194,226
Transfer agent fees	2,278,875
Distribution and service plan fees	1,612,493
Accounting and security lending fees	582,593
Custodian fees and expenses	44,842
Independent trustees' compensation	5,408
Registration fees	144,769
Audit	186,861
Legal	5,106
Miscellaneous	5,536
Total expenses before reductions	13,060,709
Expense reductions	(107,932)	12,952,777
Net investment income (loss)		30,509,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,722,157
Fidelity Central Funds	(328,127)
Foreign currency transactions	(703)
Capital gain distributions from Fidelity Central Funds	140,499
Total net realized gain (loss)		5,533,826
Change in net unrealized appreciation (depreciation) on: Investment securities	(76,476,786)
Assets and liabilities in foreign currencies	177
Total change in net unrealized appreciation (depreciation)		(76,476,609)
Net gain (loss)		(70,942,783)
Net increase (decrease) in net assets resulting from operations		$ (40,433,061)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,509,722	$ 31,579,841
Net realized gain (loss)	5,533,826	56,673,375
Change in net unrealized appreciation (depreciation)	(76,476,609)	178,479,606
Net increase (decrease) in net assets resulting from operations	(40,433,061)	266,732,822
Distributions to shareholders from net investment income	(28,290,311)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,517)	(54,380,158)
Total distributions	(32,515,828)	(102,401,291)
Share transactions - net increase (decrease)	124,432,635	(4,640,147,542)
Redemption fees	106,353	80,871
Total increase (decrease) in net assets	51,590,099	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $8,011,880 and undistributed net investment income of $6,007,176, respectively)	$ 1,397,471,939	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	(.452)	.940	.101	.840	(.528)
Total from investment operations	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.177)	(.128) F	(.214)	(.111)	(.208)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total Return A, B	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	(.451)	.940	.099	.841	(.521)
Total from investment operations	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.177)	(.127) F	(.211)	(.111)	(.203)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total Return A, B	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss) C	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	(.444)	.940	.099	.845	(.536)
Total from investment operations	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.106)	(.061) F	(.131)	(.083)	(.147)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total Return A, B	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss) C	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	(.449)	.933	.107	.838	(.532)
Total from investment operations	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.105)	(.058) F	(.135)	(.083)	(.146)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total Return A, B	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss) B	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	(.451)	.941	.098	.846	(.529)
Total from investment operations	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.206)	(.154) E	(.250)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total Return A	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss) B	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	(.450)	.947	.099	.848	(.529)
Total from investment operations	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.199)	(.150) E	(.247)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total Return A	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$360,743	Discounted cash flow	Yield	11.0%	Decrease
Collateralized Mortgage Obligations	$27,037	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$353,130	Discounted cash flow	Yield	15.0%	Decrease
		Market comparable	Spread	13.9%	Decrease
Common Stock	$8,789,949	Adjusted book value	Book value multiple	1.3	Increase

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$4,175,160	Discounted cash flow	Yield	20.0%	Decrease
Floating Rate Loans	$4,157,749	Discounted cash flow	Yield	6% - 10.9% / 9%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,454,267
Gross unrealized depreciation	(168,671,158)
Net unrealized appreciation (depreciation) on securities and other investments	$ (124,216,891)

Tax Cost	$ 1,522,428,205

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,326,206
Capital loss carryforward	$ (256,012,902)
Net unrealized appreciation (depreciation)	$ (124,218,370)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2013	September 30, 2012
Ordinary Income	$ 32,515,828	$ 102,401,291

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $285,163,042 and $197,527,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526,645	$ 13,341
Class T	-%	.25%	74,171	1,604
Class B	.65%	.25%	45,756	33,328
Class C	.75%	.25%	965,921	187,231
			$ 1,612,493	$ 235,504

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,437
Class T	5,792
Class B*	5,783
Class C*	11,493
$ 58,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 339,173.16
Class T	51,389.17
Class B	12,212.24
Class C	167,323.17
Strategic Real Return	893,246.13
Institutional Class	815,532.20
	$ 2,278,875

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,223 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,339 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,229, including $376 from securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 1,017

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,869.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,353 for the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $200.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012 A, B
From net investment income
Class A	$ 3,942,614	$ 3,008,280
Class T	556,047	402,758
Class B	57,095	41,934
Class C	1,063,999	565,159
Strategic Real Return	14,603,419	27,969,381
Class F	-	8,050,092
Institutional Class	8,067,137	7,983,529
Total	$ 28,290,311	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,027	1,299,086
Class B	16,972	274,941
Class C	305,184	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,517	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	4,892,241	4,546,984	$ 47,210,829	$ 42,952,906
Reinvestment of distributions	358,251	1,073,931	3,414,730	9,826,860
Shares redeemed	(9,815,865)	(6,794,492)	(93,532,782)	(63,823,907)
Net increase (decrease)	(4,565,373)	(1,173,577)	$ (42,907,223)	$ (11,044,141)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class T
Shares sold	503,615	732,783	$ 4,868,842	$ 6,962,467
Reinvestment of distributions	59,645	157,763	568,738	1,448,105
Shares redeemed	(981,073)	(913,936)	(9,335,070)	(8,624,935)
Net increase (decrease)	(417,813)	(23,390)	$ (3,897,490)	$ (214,363)
Class B
Shares sold	41,387	25,870	$ 399,661	$ 242,066
Reinvestment of distributions	6,170	27,430	58,505	250,401
Shares redeemed	(177,470)	(182,828)	(1,698,257)	(1,723,949)
Net increase (decrease)	(129,913)	(129,528)	$ (1,240,091)	$ (1,231,482)
Class C
Shares sold	2,258,531	1,614,136	$ 21,633,969	$ 15,135,484
Reinvestment of distributions	128,444	433,947	1,209,019	3,940,152
Shares redeemed	(2,773,342)	(2,180,687)	(26,180,850)	(20,357,240)
Net increase (decrease)	(386,367)	(132,604)	$ (3,337,862)	$ (1,281,604)
Strategic Real Return
Shares sold	29,472,404	17,998,125	$ 284,364,599	$ 170,736,896
Reinvestment of distributions	1,639,914	5,579,449	15,678,518	51,346,847
Shares redeemed	(24,513,660)	(340,855,724) B	(234,394,292)	(3,205,727,988) B
Net increase (decrease)	6,598,658	(317,278,150)	$ 65,648,825	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Institutional Class
Shares sold	20,542,996	18,914,085	$ 198,517,014	$ 179,131,680
Reinvestment of distributions	814,296	1,916,162	7,754,505	17,588,913
Shares redeemed	(10,041,349)	(73,986,633) B	(96,105,043)	(695,703,126) B
Net increase (decrease)	11,315,943	(53,156,386)	$ 110,166,476	$ (498,982,533)

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 14.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,666,660 of distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2012, the total expense ratio of Class A ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-UANN-1113
1.814972.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-2.49%	4.71%	3.59%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending September 30, 2013, as accommodative monetary policies helped stimulate incremental growth in several key markets. Uncertainty during the summer over when the U.S. Federal Reserve may begin tapering its sustaining bond-buying program and the potential for a U.S.-led military strike on Syria, as well as the near-term possibility of a government shutdown and a contentious debt-ceiling battle in Washington, couldn't quell investors' upbeat sentiment and willingness to take on more risk in pursuit of higher returns. Among the asset classes that constitute the Fidelity Strategic Real Return Composite IndexSM, floating-rate bank debt gained the most over the past year, with the S&P®/LSTA Leveraged Performing Loan Index rising 5.07%. Demand for riskier assets also buoyed real estate equities, which posted a 4.78% gain, according to the Dow Jones U.S. Select Real Estate Securities IndexSM. However, real estate fixed-income securities struggled to stay positive, as bonds of all types struggled amid Fed tapering concerns, and The BofA Merrill LynchSM US Real Estate Index returned only 0.77%. Government-issued inflation-linked bonds and commodities faced stiff headwinds as well, as reflected in the -6.10% and -14.35% returns of the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) and the Dow Jones-UBS Commodity Index Total ReturnSM, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Institutional Class shares returned -2.49%, easily outpacing the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). On an absolute basis, the fund was dragged down mainly by its exposure to commodities, which suffered from lackluster demand, and TIPS, hurt by rising interest rates and diminished inflation expectations. From a relative perspective, our asset allocation decisions, in aggregate, benefited performance. We overweighted real estate income and underweighted real estate equities. While our overweighting here was a big positive, our lighter-than-benchmark stake in the outperforming real estate equities sleeve offset much of the gain. Our decision to underweight commodities also helped. Results were primarily driven by security selection within the fund's real estate income and floating-rate bank-loan securities subportfolios. Selection in the real estate income sleeve made by far the largest contribution to the fund's relative results and had the biggest absolute return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	1.04%
Actual		$ 1,000.00	$ 961.00	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.05%
Actual		$ 1,000.00	$ 960.00	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.32
Class B	1.74%
Actual		$ 1,000.00	$ 957.40	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,016.34	$ 8.80
Class C	1.80%
Actual		$ 1,000.00	$ 957.00	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.75%
Actual		$ 1,000.00	$ 962.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Institutional Class	.82%
Actual		$ 1,000.00	$ 962.30	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2013	As of March 31, 2013
Commodity Related Investments*	23.4%	23.7%
Inflation-Protected Investments	27.7%	28.9%
Floating Rate High Yield**	27.1%	25.2%
Real Estate Related Investments	21.1%	21.0%
Cash & Cash Equivalents	0.8%	1.1%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
U.S. Government and U.S. Government Agency Obligations 27.7%	U.S. Government and U.S. Government Agency Obligations 28.9%
AAA 0.2%	AAA 0.0%
AA 0.2%	AA 0.3%
A 0.4%	A 0.4%
BBB 1.2%	BBB 1.0%
BB and Below 25.5%	BB and Below 22.8%
Not Rated 4.0%	Not Rated 4.8%
Equities† 38.6%	Equities†† 39.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

Annual Report

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	Stocks 15.2%		Stocks 15.3%
	U.S. Government and U.S. Government Agency Obligations 27.7%		U.S. Government and U.S. Government Agency Obligations 28.9%
	Corporate Bonds 3.1%		Corporate Bonds 3.2%
	Asset-Backed Securities 1.0%		Asset-Backed Securities 0.9%
	Floating Rate Loans 25.6%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments† 23.4%		Other Investments†† 23.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	4.0%	** Foreign investments	3.9%
* U.S. Treasury Inflation-Indexed Securities	27.7%	** U.S. Treasury Inflation-Indexed Securities	28.9%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.4%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 2.3%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 122,656
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (g)		590,000	550,175
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	713,125
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
Northstar Realty Finance LP 5.375% 6/15/33 (g)		600,000	612,540
Redwood Trust, Inc. 4.625% 4/15/18		500,000	528,150
Starwood Property Trust, Inc. 4% 1/15/19		500,000	519,063
			3,414,878
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (g)		550,000	558,938
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	720
			559,658
TOTAL FINANCIALS			4,524,711
TOTAL CONVERTIBLE BONDS			4,647,367
Nonconvertible Bonds - 2.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)(h)		250,000	247,188
Times Square Hotel Trust 8.528% 8/1/26 (g)		577,535	740,203
			987,391
Household Durables - 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		120,000	117,600
D.R. Horton, Inc. 6.5% 4/15/16		189,000	206,010
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
5.875% 1/15/15		$ 284,000	$ 295,360
8% 3/15/20		140,000	151,200
9.1% 9/15/17		550,000	633,875
Lennar Corp.:
4.125% 12/1/18		260,000	248,300
5.6% 5/31/15		284,000	300,827
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,269,575
Meritage Homes Corp. 7% 4/1/22		470,000	498,200
Ryland Group, Inc. 8.4% 5/15/17		129,000	148,673
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,647,540
10.75% 9/15/16		301,000	359,695
William Lyon Homes, Inc. 8.5% 11/15/20		190,000	200,450
			6,077,305
TOTAL CONSUMER DISCRETIONARY			7,064,696
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	223,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	524,510
			748,360
Real Estate Investment Trusts - 0.8%
Camden Property Trust 5% 6/15/15		265,000	281,749
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	236,036
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	670,558
9.625% 3/15/16		526,000	623,986
DuPont Fabros Technology LP 5.875% 9/15/21 (g)		300,000	300,000
Equity One, Inc.:
5.375% 10/15/15		95,000	102,482
6% 9/15/16		189,000	210,977
6.25% 1/15/17		189,000	210,916
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	303,094
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6.3% 9/15/16		$ 900,000	$ 1,017,897
7.072% 6/8/15		95,000	104,300
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	164,689
6.5% 1/17/17		119,000	133,554
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	668,109
Hospitality Properties Trust:
5.625% 3/15/17		292,000	317,491
6.7% 1/15/18		189,000	212,063
7.875% 8/15/14		95,000	97,443
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	2,061,470
6.05% 4/15/15		618,000	644,265
7.125% 2/15/18		265,000	284,213
9% 6/1/17		395,000	448,325
Lexington Corporate Properties Trust 4.25% 6/15/23 (g)		500,000	484,048
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	172,125
National Retail Properties, Inc. 6.875% 10/15/17		379,000	440,580
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	205,538
Potlatch Corp. 7.5% 11/1/19		189,000	209,790
ProLogis LP 7.625% 7/1/17		297,000	345,980
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	223,315
Senior Housing Properties Trust 6.75% 4/15/20		134,000	146,685
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	99,658
5.25% 1/15/16		189,000	203,403
			11,624,739
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	296,636
6% 4/1/16		189,000	207,326
7.5% 5/15/15		95,000	104,099
CB Richard Ellis Services, Inc. 5% 3/15/23		270,000	253,125
Colonial Properties Trust 6.25% 6/15/14		302,000	313,090
Colonial Realty LP 6.05% 9/1/16		284,000	316,656
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP 5.75% 1/15/16		$ 189,000	$ 200,491
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	347,156
Kennedy-Wilson, Inc. 8.75% 4/1/19		590,000	637,200
Regency Centers LP 5.875% 6/15/17		114,000	127,021
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,931
			2,950,731
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		4,639,067	4,175,160
TOTAL FINANCIALS			19,498,990
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,138
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		532,000	571,900
TOTAL HEALTH CARE			781,038
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	172,631
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	414,322
TOTAL NONCONVERTIBLE BONDS			27,931,677
TOTAL CORPORATE BONDS (Cost $31,321,382)			32,579,044
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		3,759,237	3,087,860
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,373,618	$ 7,181,031
1.75% 1/15/28		7,666,878	8,598,878
2% 1/15/26		11,425,539	13,200,965
2.125% 2/15/40		5,175,712	6,131,195
2.125% 2/15/41		7,314,225	8,678,781
2.375% 1/15/25		11,523,693	13,771,712
2.375% 1/15/27		13,651,960	16,449,546
2.5% 1/15/29		6,025,344	7,417,060
3.625% 4/15/28		6,314,261	8,742,290
3.875% 4/15/29		9,452,093	13,572,988
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		15,987,436	16,418,345
0.125% 4/15/17		12,392,823	12,789,294
0.125% 4/15/18		6,821,010	7,032,570
0.125% 1/15/22		16,461,517	16,271,830
0.125% 7/15/22		15,795,379	15,574,496
0.125% 1/15/23		18,418,400	17,932,044
0.375% 7/15/23		11,844,368	11,791,625
0.5% 4/15/15		10,570,867	10,807,887
0.625% 7/15/21		9,505,008	9,903,401
1.125% 1/15/21		14,709,496	15,848,908
1.25% 7/15/20		21,413,631	23,450,426
1.375% 7/15/18		5,349,089	5,877,728
1.375% 1/15/20		12,625,611	13,860,055
1.625% 1/15/15		9,576,384	9,904,078
1.625% 1/15/18		3,436,492	3,780,275
1.875% 7/15/15		12,684,223	13,400,184
1.875% 7/15/19		14,501,235	16,442,472
2% 1/15/16		7,808,864	8,356,094
2.125% 1/15/19		6,397,440	7,267,594
2.375% 1/15/17		8,345,696	9,263,071
2.5% 7/15/16		20,393,425	22,520,398
2.625% 7/15/17		9,718,725	11,037,585
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $383,248,809)			386,362,666
Asset-Backed Securities - 1.0%
		Principal Amount (e)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5393% 3/23/19 (g)(i)		$ 61,168	$ 61,168
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		100,692	101,699
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (g)(i)		126,051	121,009
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,069,411	1,058,717
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (g)(i)		257,802	244,912
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	268,449
Series 2002-2 Class M2, 9.163% 3/1/33 (i)		474,000	413,394
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		546,580	360,743
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		874,203	655,653
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		379,490	363,690
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6271% 11/28/39 (g)(i)		916,845	27,505
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8289% 9/25/46 (g)(i)		750,000	627,750
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		775,772	379,659
Merit Securities Corp. Series 13 Class M1, 7.8759% 12/28/33 (i)		1,900,000	2,030,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (g)(i)		613,502	604,299
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,042,214
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		54,280	21,794
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9156% 2/5/36 (g)(i)		310,048	31
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (g)(i)		568,000	376,300
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (g)(i)		101,682	101,560
Class A1B, 0.5806% 9/25/26 (g)(i)		609,000	567,162
Class B, 0.6106% 9/25/26 (g)(i)		400,000	384,000
Class C, 0.7806% 9/25/26 (g)(i)		750,000	707,850
Class F, 1.4006% 9/25/26 (g)(i)		556,000	494,173
Class G, 1.6006% 9/25/26 (g)(i)		306,000	271,208
Class H, 1.9006% 9/25/26 (g)(i)		814,000	718,355
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (g)(i)		$ 1,977,086	$ 1,838,690
Class F, 2.2131% 11/21/40 (g)(i)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $14,908,176)			14,142,660
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3623% 6/15/22 (g)(i)		268,119	264,286
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6971% 1/25/19 (g)(i)		23,736	10,202
Class B4, 4.6971% 1/25/19 (g)(i)		47,473	16,835
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(i)		189,000	198,775
Series 2010-K7 Class B, 5.6189% 4/25/20 (g)(i)		95,000	100,301
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		57,068	60,049
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,454)			650,448
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		1,141,158	1,126,180
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4648% 11/10/42 (i)		275,000	290,938
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.482% 11/15/15 (g)(i)		2,403,199	2,407,054
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1823% 3/15/22 (g)(i)		90,411	61,489
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6823% 8/15/17 (g)(i)		210,000	216,132
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6105% 3/11/39 (i)		568,000	588,021
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.0341% 5/15/30 (g)(i)		250,000	248,090
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	345,036
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.107% 9/10/46 (i)		250,000	215,625
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(i)	CAD	1,605,000	$ 1,385,079
Class G, 5.01% 5/15/44 (g)(i)	CAD	351,000	286,726
Class H, 5.01% 5/15/44 (g)(i)	CAD	235,000	167,713
Class J, 5.01% 5/15/44 (g)(i)	CAD	235,000	159,375
Class K, 5.01% 5/15/44 (g)(i)	CAD	118,000	68,908
Class L, 5.01% 5/15/44 (g)(i)	CAD	421,000	223,140
Class M, 5.01% 5/15/44 (g)(i)	CAD	1,927,737	929,461
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(i)		$ 200,000	172,097
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4657% 5/10/43 (g)(i)		200,000	208,500
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3123% 12/15/20 (g)(i)		112,833	111,550
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		173,228	180,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7284% 11/10/46 (g)(i)		580,000	559,753
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		156,517	156,382
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4013% 6/10/31 (g)(i)		32,390	32,401
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		530,000	542,207
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (i)(k)		1,156,048	172,063
Series K012 Class X3, 2.3659% 1/25/41 (i)(k)		665,148	88,469
Series K013 Class X3, 2.8849% 1/25/43 (i)(k)		1,124,000	183,331
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		200,579	202,344
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		173,129	191,969
Series 1999-C3 Class J, 6.974% 8/15/36 (g)		516,000	532,968
Series 2000-C1 Class K, 7% 3/15/33		32,362	23,886
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(i)		530,000	529,531
Series 2012-GCJ7:
Class C, 5.9065% 5/10/45 (i)		500,000	522,853
Class D, 5.9065% 5/10/45 (g)(i)		500,000	475,696
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(i)		641,000	725,108
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,063,096
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(i)		$ 284,000	$ 310,664
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		61,091	61,866
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0813% 6/15/38 (i)		589,000	607,893
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.521% 6/25/43 (g)(i)		443,000	457,766
Class D, 5.521% 6/25/43 (g)(i)		365,500	360,601
Mach One Trust LLC Series 2004-1A Class H, 6.3196% 5/28/40 (g)(i)		120,000	121,754
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		566,854	504,500
Series 2005-C3 Class D, 7.7% 5/15/44 (g)		600,000	60
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	966,554
Series 1997-RR Class F, 7.4021% 4/30/39 (g)(i)		44,296	44,296
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,402	291,641
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	826,204
Series 2011-C2:
Class D, 5.4932% 6/15/44 (g)(i)		358,000	359,958
Class E, 5.4932% 6/15/44 (g)(i)		454,000	426,772
Class F, 5.4932% 6/15/44 (g)(i)		343,000	278,839
Class XB, 0.5388% 6/15/44 (g)(i)(k)		12,067,221	402,237
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (k)		6,882	6,917
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		230,537	287,364
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	484,756
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7573% 7/15/24 (g)(i)		341,000	306,252
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	381,480
Series 2004-C12 Class D, 5.4788% 7/15/41 (i)		426,000	436,105
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	648,986
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3242% 3/15/45 (g)(i)		220,000	161,904
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,888,085)			24,128,540
Common Stocks - 13.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
NVR, Inc. (a)	100	$ 91,919
Stanley Martin Communities LLC Class B (a)	6,300	8,789,949
		8,881,868
FINANCIALS - 12.3%
Capital Markets - 0.0%
Ellington Financial LLC	11,400	256,158
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	186,790	4,609,977
Alexandria Real Estate Equities, Inc.	56,335	3,596,990
American Campus Communities, Inc.	8,400	286,860
American Residential Properties, Inc. (a)	28,600	503,646
American Tower Corp.	17,000	1,260,210
Anworth Mortgage Asset Corp.	63,600	307,188
Apartment Investment & Management Co. Class A	50,800	1,419,352
Arbor Realty Trust, Inc.	42,100	285,438
Associated Estates Realty Corp. (f)	21,800	325,038
AvalonBay Communities, Inc.	42,059	5,345,278
BioMed Realty Trust, Inc.	35,300	656,227
Blackstone Mortgage Trust, Inc.	2,500	62,975
Boardwalk (REIT)	4,100	229,310
Boston Properties, Inc.	61,901	6,617,217
Camden Property Trust (SBI)	63,814	3,920,732
CBL & Associates Properties, Inc.	142,169	2,715,428
Cedar Shopping Centers, Inc.	136,003	704,496
Chambers Street Properties (f)	30,091	264,199
Chesapeake Lodging Trust	149,666	3,523,138
Coresite Realty Corp.	35,300	1,198,082
Cousins Properties, Inc.	298,000	3,066,420
CYS Investments, Inc.	72,180	586,823
DCT Industrial Trust, Inc.	47,827	343,876
DiamondRock Hospitality Co.	22,882	244,151
Douglas Emmett, Inc.	115,809	2,718,037
DuPont Fabros Technology, Inc.	40,200	1,035,954
Dynex Capital, Inc.	68,000	596,360
EastGroup Properties, Inc.	8,900	526,969
Equity Lifestyle Properties, Inc.	133,113	4,548,471
Equity One, Inc.	133,626	2,921,064
Equity Residential (SBI)	73,913	3,959,519
Essex Property Trust, Inc.	32,858	4,853,127
Excel Trust, Inc.	71,728	860,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	4,300	$ 196,725
First Industrial Realty Trust, Inc.	90,400	1,470,808
First Potomac Realty Trust	85,420	1,073,729
General Growth Properties, Inc.	104,941	2,024,312
Glimcher Realty Trust	343,609	3,350,188
Hatteras Financial Corp.	17,900	334,909
HCP, Inc.	100,213	4,103,722
Health Care REIT, Inc.	44,575	2,780,589
Highwoods Properties, Inc. (SBI)	10,300	363,693
Home Properties, Inc.	51,400	2,968,350
Host Hotels & Resorts, Inc.	154,781	2,734,980
Kite Realty Group Trust	121,933	723,063
LaSalle Hotel Properties (SBI)	30,700	875,564
Lexington Corporate Properties Trust	150,800	1,693,484
LTC Properties, Inc.	16,500	626,670
MFA Financial, Inc.	499,266	3,719,532
Mid-America Apartment Communities, Inc.	51,864	3,241,500
Monmouth Real Estate Investment Corp. Class A	15,500	140,585
National Retail Properties, Inc.	6,500	206,830
Newcastle Investment Corp.	111,900	628,878
NorthStar Realty Finance Corp.	127,500	1,183,200
Piedmont Office Realty Trust, Inc. Class A	160,900	2,793,224
Prologis, Inc.	261,368	9,832,664
Public Storage	61,334	9,847,174
Redwood Trust, Inc.	28,400	559,196
Retail Properties America, Inc.	96,900	1,332,375
Select Income (REIT)	16,966	437,723
Senior Housing Properties Trust (SBI)	32,300	753,882
Simon Property Group, Inc.	121,373	17,991,120
SL Green Realty Corp.	69,519	6,176,068
Stag Industrial, Inc.	34,500	694,140
Summit Hotel Properties, Inc.	25,400	233,426
Sun Communities, Inc.	21,050	897,151
Sunstone Hotel Investors, Inc.	124,918	1,591,455
Terreno Realty Corp.	63,100	1,120,656
Two Harbors Investment Corp.	54,500	529,195
Ventas, Inc.	194,547	11,964,641
Vornado Realty Trust	15,847	1,332,099
Washington REIT (SBI)	17,600	444,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weyerhaeuser Co.	59,371	$ 1,699,792
WP Carey, Inc. (f)	6,300	407,610
		169,172,942
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	77,031	1,458,967
Kennedy-Wilson Holdings, Inc.	28,000	519,680
		1,978,647
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	6,900	151,869
TOTAL FINANCIALS		171,559,616
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	82,072	2,158,494
Emeritus Corp. (a)	118,031	2,187,114
		4,345,608
TOTAL COMMON STOCKS (Cost $192,542,441)		184,787,092
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	477,204
Excel Trust, Inc. 7.00% (g)	43,800	1,086,678
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	13,700	628,145
Weyerhaeuser Co. Series A, 6.375%	8,000	421,120
		2,832,241
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,153	679,716
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	$ 285,955
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	11,677
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	874,016
Series C, 7.625%	2,324	55,660
Series D, 7.50%	11,671	273,685
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,016,646
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	330,667
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	268,813
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	222,298
Armour Residential REIT, Inc. Series B, 7.875%	5,645	120,295
CapLease, Inc. Series B, 8.375%	40,000	1,000,000
CBL & Associates Properties, Inc. 7.375%	10,347	258,468
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	279,933
CenterPoint Properties Trust Series D, 5.377%	5,280	3,352,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	100,521
Coresite Realty Corp. Series A, 7.25%	11,776	280,858
Cousins Properties, Inc. Series B, 7.50%	8,259	206,475
CYS Investments, Inc. Series A, 7.75%	2,162	48,818
DDR Corp.:
Series J, 6.50%	6,519	143,548
Series K, 6.25%	5,623	118,420
Digital Realty Trust, Inc. Series G, 5.875%	6,286	124,149
Duke Realty LP Series L, 6.60%	1,034	24,589
Dynex Capital, Inc.:
Series A, 8.50%	20,755	505,799
Series B, 7.625%	10,545	238,422
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	692,746
Essex Property Trust, Inc. Series H, 7.125%	1,900	47,652
Excel Trust, Inc. Series B, 8.125%	24,000	609,120
First Potomac Realty Trust 7.75%	22,008	558,343
General Growth Properties, Inc. Series A, 6.375%	1,647	36,185
Glimcher Realty Trust:
6.875%	702	16,322
Series G, 8.125%	3,562	89,477
Series H, 7.50%	2,898	70,132
Hatteras Financial Corp. Series A, 7.625%	5,740	130,872
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hudson Pacific Properties, Inc. 8.375%	11,698	$ 297,129
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	146,538
iStar Financial, Inc.:
Series E, 7.875%	3,811	90,016
Series F, 7.80%	7,116	166,728
Series G, 7.65%	6,000	138,000
Kite Realty Group Trust 8.25%	900	22,986
LaSalle Hotel Properties:
Series G, 7.25%	6,119	147,590
Series I, 6.375%	3,663	77,839
LBA Realty Fund II Series B, 7.625% (a)	27,795	550,619
MFA Financial, Inc.:
8.00%	11,262	285,942
Series B, 7.50% (a)	64,227	1,477,221
National Retail Properties, Inc. 5.70% (a)	3,272	64,426
New York Mortgage Trust, Inc. Series B, 7.75%	4,886	100,652
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	187,629
Series C, 8.875%	10,582	259,682
Series D, 8.50%	6,986	168,921
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,275
Series B, 8.00%	7,600	196,232
Series C, 6.50%	5,758	122,933
Pennsylvania (REIT) 7.375%	4,082	96,988
Prologis, Inc. Series Q, 8.54%	3,700	209,235
Saul Centers, Inc.:
8.00%	3,440	89,062
Series C, 6.875%	14,926	349,865
Stag Industrial, Inc. Series A, 9.00%	40,000	1,069,200
Strategic Hotel & Resorts, Inc. Series A, 8.50%	4,614	105,291
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	250,589
Series C, 7.125%	6,788	159,314
Sun Communities, Inc. Series A, 7.125%	15,940	389,733
Taubman Centers, Inc. Series K, 6.25%	4,319	96,573
UMH Properties, Inc. Series A, 8.25%	14,000	359,940
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	152,881
		20,520,398
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 184,153
TOTAL FINANCIALS		20,704,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,384,267
TOTAL PREFERRED STOCKS (Cost $33,429,547)		24,216,508
Floating Rate Loans - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Cooper Hotel Group REL 12% 11/6/17	$ 1,000,781	1,048,318
Extended Stay America, Inc. REL 9.625% 12/1/19	1,500,000	1,545,000
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)	20,000	20,400
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (i)	277,850	282,379
Tranche B, term loan 11.375% 7/6/14 (i)	208,389	211,786
Tranche D, term loan 14.9% 7/6/14 (i)	1,000,000	1,020,000
		4,127,883
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	139,650	135,286
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (i)	283,575	284,993
TOTAL CONSUMER DISCRETIONARY		4,548,162
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	2,992,479	3,022,404
BRE Select Hotels Corp. REL 5.933% 5/9/18 (i)	503,337	503,337
		3,525,741
Floating Rate Loans - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)	$ 507,206	$ 508,474
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9326% 3/28/21 (i)	84,575	84,575
CityCenter term loan 8.75% 7/12/14 (i)	2,606,094	2,606,094
EOP Operating LP term loan 6.27% 2/1/14 (i)	500,000	497,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,097,915	995,305
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (i)	45,019	45,019
Credit-Linked Deposit 4.4463% 10/10/16 (i)	30,743	30,743
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	567,150	569,986
		4,828,722
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)	44,775	45,279
TOTAL FINANCIALS		8,908,216
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)	91,500	91,500
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	733,266	700,269
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 2.68% 1/31/17 (i)	177,792	176,459
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	468,315	469,486
TOTAL FLOATING RATE LOANS (Cost $14,877,492)		14,894,092
Commodity Funds - 23.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (j) (Cost $421,848,748)	33,988,785	$ 326,292,334
Fixed-Income Funds - 27.1%

Fidelity Floating Rate Central Fund (j) (Cost $363,094,938)	3,562,105	378,972,351
Preferred Securities - 0.0%
	Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $568,207)	$ 500,000	25,000
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	10,472,254	10,472,254
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	688,325	688,325
TOTAL MONEY MARKET FUNDS (Cost $11,160,579)		11,160,579
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,490,445,858)		1,398,211,314
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(739,375)
NET ASSETS - 100%		$ 1,397,471,939
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,346,226 or 2.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,180 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,105,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,236
Fidelity Commodity Strategy Central Fund	289,650
Fidelity Floating Rate Central Fund	19,281,267
Fidelity Securities Lending Cash Central Fund	1,229
Total	$ 19,594,382
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 76,113,975	$ 28,512,820	$ 326,292,334	95.3%
Fidelity Floating Rate Central Fund	334,845,337	54,802,168	16,992,647	378,972,351	28.2%
Total	$ 667,649,202	$ 130,916,143	$ 45,505,467	$ 705,264,685
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,561,584	$ 771,635	$ -	$ 8,789,949
Financials	195,096,408	190,005,031	1,726,892	3,364,485
Health Care	4,345,608	4,345,608	-	-
Corporate Bonds	32,579,044	-	28,403,164	4,175,880
U.S. Government and Government Agency Obligations	386,362,666	-	386,362,666	-
Asset-Backed Securities	14,142,660	-	7,627,058	6,515,602
Collateralized Mortgage Obligations	650,448	-	623,411	27,037
Commercial Mortgage Securities	24,128,540	-	18,758,218	5,370,322
Floating Rate Loans	14,894,092	-	4,157,774	10,736,318
Fixed-Income Funds	378,972,351	378,972,351	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	11,160,579	11,160,579	-	-
Commodity Funds	326,292,334	326,292,334	-	-
Total Investments in Securities:	$ 1,398,211,314	$ 911,547,538	$ 447,659,183	$ 39,004,593
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Net Realized Gain (Loss) on Investment Securities	(12,703,339)
Net Unrealized Gain (Loss) on Investment Securities	20,364,228
Cost of Purchases	7,752,644
Proceeds of Sales	(11,629,862)
Amortization/Accretion	101,992
Transfers into Level 3	625,940
Transfers out of Level 3	(2,927,747)
Ending Balance	$ 39,004,593
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2013	$ 7,175,668

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013

Assets
Investment in securities, at value (including securities loaned of $662,643) - See accompanying schedule: Unaffiliated issuers (cost $694,341,593)	$ 681,786,050
Fidelity Central Funds (cost $796,104,265)	716,425,264
Total Investments (cost $1,490,445,858)		$ 1,398,211,314
Receivable for investments sold		4,931,489
Receivable for fund shares sold		1,589,256
Dividends receivable		811,763
Interest receivable		2,299,745
Distributions receivable from Fidelity Central Funds		1,897,618
Receivable from investment adviser for expense reductions		1,245
Other receivables		3,280
Total assets		1,409,745,710

Liabilities
Payable to custodian bank	$ 3,886
Payable for investments purchased Regular delivery	5,374,139
Delayed delivery	250,000
Payable for fund shares redeemed	4,849,432
Accrued management fee	661,059
Distribution and service plan fees payable	117,062
Other affiliated payables	235,830
Other payables and accrued expenses	94,038
Collateral on securities loaned, at value	688,325
Total liabilities		12,273,771

Net Assets		$ 1,397,471,939
Net Assets consist of:
Paid in capital		$ 1,760,384,791
Undistributed net investment income		8,011,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(278,688,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(92,236,023)
Net Assets		$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,169,590 ÷ 18,169,381 shares)	$ 9.31

Maximum offering price per share (100/96.00 of $9.31)	$ 9.70
Class T: Net Asset Value and redemption price per share ($25,280,805 ÷ 2,711,334 shares)	$ 9.32

Maximum offering price per share (100/96.00 of $9.32)	$ 9.71
Class B: Net Asset Value and offering price per share ($4,263,442 ÷ 459,572 shares)A	$ 9.28

Class C: Net Asset Value and offering price per share ($86,036,659 ÷ 9,330,561 shares)A	$ 9.22

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($679,779,539 ÷ 72,650,647 shares)	$ 9.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($432,941,904 ÷ 46,373,343 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2013

Investment Income
Dividends		$ 7,308,967
Interest		16,559,150
Income from Fidelity Central Funds		19,594,382
Total income		43,462,499

Expenses
Management fee	$ 8,194,226
Transfer agent fees	2,278,875
Distribution and service plan fees	1,612,493
Accounting and security lending fees	582,593
Custodian fees and expenses	44,842
Independent trustees' compensation	5,408
Registration fees	144,769
Audit	186,861
Legal	5,106
Miscellaneous	5,536
Total expenses before reductions	13,060,709
Expense reductions	(107,932)	12,952,777
Net investment income (loss)		30,509,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,722,157
Fidelity Central Funds	(328,127)
Foreign currency transactions	(703)
Capital gain distributions from Fidelity Central Funds	140,499
Total net realized gain (loss)		5,533,826
Change in net unrealized appreciation (depreciation) on: Investment securities	(76,476,786)
Assets and liabilities in foreign currencies	177
Total change in net unrealized appreciation (depreciation)		(76,476,609)
Net gain (loss)		(70,942,783)
Net increase (decrease) in net assets resulting from operations		$ (40,433,061)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,509,722	$ 31,579,841
Net realized gain (loss)	5,533,826	56,673,375
Change in net unrealized appreciation (depreciation)	(76,476,609)	178,479,606
Net increase (decrease) in net assets resulting from operations	(40,433,061)	266,732,822
Distributions to shareholders from net investment income	(28,290,311)	(48,021,133)
Distributions to shareholders from net realized gain	(4,225,517)	(54,380,158)
Total distributions	(32,515,828)	(102,401,291)
Share transactions - net increase (decrease)	124,432,635	(4,640,147,542)
Redemption fees	106,353	80,871
Total increase (decrease) in net assets	51,590,099	(4,475,735,140)

Net Assets
Beginning of period	1,345,881,840	5,821,616,980
End of period (including undistributed net investment income of $8,011,880 and undistributed net investment income of $6,007,176, respectively)	$ 1,397,471,939	$ 1,345,881,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 9.20	$ 9.08	$ 8.29	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.188	.178	.233	.171	.146
Net realized and unrealized gain (loss)	(.452)	.940	.101	.840	(.528)
Total from investment operations	(.264)	1.118	.334	1.011	(.382)
Distributions from net investment income	(.177)	(.128) F	(.214)	(.111)	(.208)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.538)	(.214)	(.221)	(.688)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Total Return A, B	(2.72)%	12.66%	3.60%	12.46%	(2.73)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.04%	1.04%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	1.04%	1.03%	1.01%	1.02%	1.03%
Expenses net of all reductions	1.03%	1.03%	1.01%	1.02%	1.03%
Net investment income (loss)	1.96%	1.88%	2.41%	1.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,170	$ 222,335	$ 219,906	$ 168,216	$ 112,929
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.21	$ 9.09	$ 8.30	$ 9.36
Income from Investment Operations
Net investment income (loss) C	.187	.177	.232	.170	.144
Net realized and unrealized gain (loss)	(.451)	.940	.099	.841	(.521)
Total from investment operations	(.264)	1.117	.331	1.011	(.377)
Distributions from net investment income	(.177)	(.127) F	(.211)	(.111)	(.203)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.207)	(.537)	(.211)	(.221)	(.683)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Total Return A, B	(2.72)%	12.62%	3.56%	12.44%	(2.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.05%	1.02%	1.03%	1.07%
Expenses net of fee waivers, if any	1.05%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.05%	1.04%	1.01%	1.03%	1.07%
Net investment income (loss)	1.94%	1.87%	2.40%	1.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,281	$ 30,648	$ 29,038	$ 27,373	$ 23,500
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.16	$ 9.03	$ 8.27	$ 9.34
Income from Investment Operations
Net investment income (loss) C	.119	.111	.162	.108	.093
Net realized and unrealized gain (loss)	(.444)	.940	.099	.845	(.536)
Total from investment operations	(.325)	1.051	.261	.953	(.443)
Distributions from net investment income	(.106)	(.061) F	(.131)	(.083)	(.147)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.136)	(.471)	(.131)	(.193)	(.627)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Total Return A, B	(3.35)%	11.89%	2.82%	11.73%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.77%	1.77%	1.74%	1.75%	1.76%
Expenses net of fee waivers, if any	1.75%	1.73%	1.73%	1.75%	1.75%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.75%	1.75%
Net investment income (loss)	1.25%	1.18%	1.68%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,263	$ 5,743	$ 6,587	$ 7,406	$ 5,992
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.12	$ 8.99	$ 8.24	$ 9.31
Income from Investment Operations
Net investment income (loss) C	.113	.105	.158	.105	.088
Net realized and unrealized gain (loss)	(.449)	.933	.107	.838	(.532)
Total from investment operations	(.336)	1.038	.265	.943	(.444)
Distributions from net investment income	(.105)	(.058) F	(.135)	(.083)	(.146)
Distributions from net realized gain	(.030)	(.410) F	-	(.110)	(.480)
Total distributions	(.135)	(.468)	(.135)	(.193)	(.626)
Redemption fees added to paid in capital C	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Total Return A, B	(3.48)%	11.80%	2.88%	11.65%	(3.55)%
Ratios to Average Net Assets D, G
Expenses before reductions	1.80%	1.81%	1.77%	1.78%	1.83%
Expenses net of fee waivers, if any	1.80%	1.80%	1.76%	1.78%	1.83%
Expenses net of all reductions	1.80%	1.80%	1.76%	1.78%	1.83%
Net investment income (loss)	1.19%	1.12%	1.65%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,037	$ 94,134	$ 89,790	$ 66,399	$ 44,744
Portfolio turnover rate E	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.24	$ 9.13	$ 8.32	$ 9.39
Income from Investment Operations
Net investment income (loss) B	.216	.212	.262	.196	.166
Net realized and unrealized gain (loss)	(.451)	.941	.098	.846	(.529)
Total from investment operations	(.235)	1.153	.360	1.042	(.363)
Distributions from net investment income	(.206)	(.154) E	(.250)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.236)	(.564)	(.250)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Total Return A	(2.41)%	13.03%	3.87%	12.81%	(2.48)%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.75%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.75%	.73%	.71%	.73%	.77%
Expenses net of all reductions	.75%	.73%	.71%	.73%	.77%
Net investment income (loss)	2.24%	2.18%	2.70%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023	$ 4,914,336
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.22	$ 9.11	$ 8.30	$ 9.37
Income from Investment Operations
Net investment income (loss) B	.208	.202	.258	.194	.166
Net realized and unrealized gain (loss)	(.450)	.947	.099	.848	(.529)
Total from investment operations	(.242)	1.149	.357	1.042	(.363)
Distributions from net investment income	(.199)	(.150) E	(.247)	(.122)	(.227)
Distributions from net realized gain	(.030)	(.410) E	-	(.110)	(.480)
Total distributions	(.229)	(.560)	(.247)	(.232)	(.707)
Redemption fees added to paid in capital B	.001	.001	- G	- G	- G
Net asset value, end of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Total Return A	(2.49)%	13.01%	3.84%	12.84%	(2.49)%
Ratios to Average Net Assets C, F
Expenses before reductions	.83%	.81%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.83%	.80%	.76%	.75%	.77%
Expenses net of all reductions	.82%	.80%	.75%	.75%	.77%
Net investment income (loss)	2.17%	2.12%	2.66%	2.25%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,942	$ 343,822	$ 813,551	$ 716,052	$ 571,760
Portfolio turnover rate D	23%	15%	35%	29%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2013

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through October 21, 2011, and all outstanding shares were redeemed by October 21, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$360,743	Discounted cash flow	Yield	11.0%	Decrease
Collateralized Mortgage Obligations	$27,037	Discounted cash flow	Yield	10.5% - 11% / 10.8%	Decrease
Commercial Mortgage Securities	$353,130	Discounted cash flow	Yield	15.0%	Decrease
		Market comparable	Spread	13.9%	Decrease
Common Stock	$8,789,949	Adjusted book value	Book value multiple	1.3	Increase

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 09/30/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$4,175,160	Discounted cash flow	Yield	20.0%	Decrease
Floating Rate Loans	$4,157,749	Discounted cash flow	Yield	6% - 10.9% / 9%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2012. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,454,267
Gross unrealized depreciation	(168,671,158)
Net unrealized appreciation (depreciation) on securities and other investments	$ (124,216,891)

Tax Cost	$ 1,522,428,205

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,326,206
Capital loss carryforward	$ (256,012,902)
Net unrealized appreciation (depreciation)	$ (124,218,370)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (253,584,429)
2018	(2,428,473)
Total capital loss carryforward	$ (256,012,902)

Due to large redemptions in a prior period, $256,012,902 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2013	September 30, 2012
Ordinary Income	$ 32,515,828	$ 102,401,291

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $285,163,042 and $197,527,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 526,645	$ 13,341
Class T	-%	.25%	74,171	1,604
Class B	.65%	.25%	45,756	33,328
Class C	.75%	.25%	965,921	187,231
			$ 1,612,493	$ 235,504

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,437
Class T	5,792
Class B*	5,783
Class C*	11,493
$ 58,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 339,173.16
Class T	51,389.17
Class B	12,212.24
Class C	167,323.17
Strategic Real Return	893,246.13
Institutional Class	815,532.20
	$ 2,278,875

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,223 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,339 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,229, including $376 from securities loaned to FCM.

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of the Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on the Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced the Fund's management fee by $41,493. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 1,017

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,869.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,353 for the

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $200.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2013	2012 A, B
From net investment income
Class A	$ 3,942,614	$ 3,008,280
Class T	556,047	402,758
Class B	57,095	41,934
Class C	1,063,999	565,159
Strategic Real Return	14,603,419	27,969,381
Class F	-	8,050,092
Institutional Class	8,067,137	7,983,529
Total	$ 28,290,311	$ 48,021,133
From net realized gain
Class A	$ 700,228	$ 9,700,542
Class T	96,027	1,299,086
Class B	16,972	274,941
Class C	305,184	3,954,962
Strategic Real Return	2,031,418	25,681,982
Institutional Class	1,075,688	13,468,645
Total	$ 4,225,517	$ 54,380,158

A All Class F shares were redeemed on October 21, 2011.

B The amounts shown reflect certain reclassifications related to book to tax differences.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	4,892,241	4,546,984	$ 47,210,829	$ 42,952,906
Reinvestment of distributions	358,251	1,073,931	3,414,730	9,826,860
Shares redeemed	(9,815,865)	(6,794,492)	(93,532,782)	(63,823,907)
Net increase (decrease)	(4,565,373)	(1,173,577)	$ (42,907,223)	$ (11,044,141)

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Class T
Shares sold	503,615	732,783	$ 4,868,842	$ 6,962,467
Reinvestment of distributions	59,645	157,763	568,738	1,448,105
Shares redeemed	(981,073)	(913,936)	(9,335,070)	(8,624,935)
Net increase (decrease)	(417,813)	(23,390)	$ (3,897,490)	$ (214,363)
Class B
Shares sold	41,387	25,870	$ 399,661	$ 242,066
Reinvestment of distributions	6,170	27,430	58,505	250,401
Shares redeemed	(177,470)	(182,828)	(1,698,257)	(1,723,949)
Net increase (decrease)	(129,913)	(129,528)	$ (1,240,091)	$ (1,231,482)
Class C
Shares sold	2,258,531	1,614,136	$ 21,633,969	$ 15,135,484
Reinvestment of distributions	128,444	433,947	1,209,019	3,940,152
Shares redeemed	(2,773,342)	(2,180,687)	(26,180,850)	(20,357,240)
Net increase (decrease)	(386,367)	(132,604)	$ (3,337,862)	$ (1,281,604)
Strategic Real Return
Shares sold	29,472,404	17,998,125	$ 284,364,599	$ 170,736,896
Reinvestment of distributions	1,639,914	5,579,449	15,678,518	51,346,847
Shares redeemed	(24,513,660)	(340,855,724) B	(234,394,292)	(3,205,727,988) B
Net increase (decrease)	6,598,658	(317,278,150)	$ 65,648,825	$ (2,983,644,245)
Class F
Shares sold	-	7,877,360	$ -	$ 73,260,294
Reinvestment of distributions	-	875,962	-	8,050,092
Shares redeemed	-	(130,189,980) B	-	(1,225,059,560) B
Net increase (decrease)	-	(121,436,658)	$ -	$ (1,143,749,174)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2013	2012 A	2013	2012 A
Institutional Class
Shares sold	20,542,996	18,914,085	$ 198,517,014	$ 179,131,680
Reinvestment of distributions	814,296	1,916,162	7,754,505	17,588,913
Shares redeemed	(10,041,349)	(73,986,633) B	(96,105,043)	(695,703,126) B
Net increase (decrease)	11,315,943	(53,156,386)	$ 110,166,476	$ (498,982,533)

A All Class F shares were redeemed on October 21, 2011.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 14.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,666,660 of distributions paid during the period January 1, 2013 to September 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2012, the total expense ratio of Class A ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-UANN-1113
1.814967.108

Item 2. Code of Ethics

As of the end of the period, September 30, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$173,000	$-	$6,000	$700

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$186,000	$-	$4,600	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2013A	September 30, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$705,000	$1,130,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2013 A	September 30, 2012 A
Deloitte Entities	$1,935,000	$1,790,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2013